UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak

Secretary and Chief Legal Officer

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: December 31

Date of reporting period: September 28, 2018

Item 1. Schedule of Investments

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Bank Loans (12.8%)[a]	Value
Basic Materials (0.6%)
	Big River Steel, LLC, Term Loan
$732,600	7.386%, (LIBOR 3M + 5.000%), 8/23/2023[b]	$742,673
	Chemours Company, Term Loan
577,100	4.000%, (LIBOR 1M + 1.750%), 4/3/2025[b]	577,464
	CONSOL Mining Corporation, Term Loan
714,600	8.250%, (LIBOR 1M + 6.000%), 11/28/2022[b]	728,892
	Contura Energy, Inc., Term Loan
1,246,717	7.300%, (LIBOR 2M + 5.000%), 3/17/2024[b,c]	1,243,600
	Coronado Australian Holdings Property, Ltd., Term Loan
151,160	8.886%, (LIBOR 3M + 6.500%), 3/29/2025[b]	152,483
552,868	8.886%, (LIBOR 3M + 6.500%), 3/29/2025[b]	557,706
	Peabody Energy Corporation, Term Loan
815,900	4.992%, (LIBOR 1M + 2.750%), 3/31/2025[b]	816,920
	Starfruit US Holdco, LLC, Term Loan
615,000	0.000%, (LIBOR 3M + 3.250%), 10/1/2025[b,d,e]	617,349
	Tronox Finance, LLC, Term Loan
493,596	5.242%, (LIBOR 1M + 3.000%), 9/22/2024[b]	495,343

	Total	5,932,430

Capital Goods (0.6%)
	Advanced Disposal Services, Inc., Term Loan
390,474	4.413%, (LIBOR 1W + 2.250%), 11/10/2023[b]	391,743
	Ball Metalpack, LLC, Term Loan
174,562	6.742%, (LIBOR 1M + 4.500%), 7/31/2025[b]	176,090
	Flex Acquisition Company, Inc. Term Loan
590,000	5.751%, (LIBOR 1M + 3.250%), 6/22/2025[b]	591,180
	GFL Environmental, Inc., Term Loan
56,906	0.000%, (LIBOR 3M + 2.750%), 5/31/2025[b,d,e]	56,930
456,949	5.136%, (LIBOR 3M + 2.750%), 5/31/2025[b]	457,141
	Navistar, Inc., Term Loan
1,338,275	5.640%, (LIBOR 1M + 3.500%), 11/6/2024[b]	1,344,966
	Sotera Health Holdings, LLC, Term Loan
554,730	5.242%, (LIBOR 1M + 3.000%), 5/15/2022[b]	555,190
	Vertiv Group Corporation, Term Loan
1,913,229	6.313%, (LIBOR 3M + 4.000%), 11/15/2023[b]	1,919,600

	Total	5,492,840

Communications Services (3.2%)
	Altice Financing SA, Term Loan
809,750	4.492%, (LIBOR 1M + 2.750%), 7/15/2025[b]	808,738

Principal Amount	Bank Loans (12.8%)[a]	Value
Communications Services (3.2%) - continued
$2,205,000	6.158%, (LIBOR 1M + 4.000%), 1/31/2026[b]	$2,185,706
	Altice France SA, Term Loan
587,563	4.992%, (LIBOR 1M + 2.750%), 7/31/2025[b]	572,873
	CenturyLink, Inc., Term Loan
2,173,575	4.992%, (LIBOR 1M + 2.750%), 1/31/2025[b]	2,157,817
	Charter Communications Operating, LLC, Term Loan
1,334,912	4.250%, (LIBOR 1M + 2.000%), 4/30/2025[b]	1,336,581
	CSC Holdings, LLC, Term Loan
1,081,312	4.408%, (LIBOR 1M + 2.250%), 7/17/2025[b]	1,080,858
	Frontier Communications Corporation, Term Loan
1,352,875	6.000%, (LIBOR 1M + 3.750%), 6/15/2024[b]	1,323,910
	Gray Television, Inc., Term Loan
602,769	4.354%, (LIBOR 1M + 2.250%), 2/7/2024[b]	603,848
	HCP Acquisition, LLC, Term Loan
1,103,569	5.242%, (LIBOR 1M + 3.000%), 5/16/2024[b,d,e]	1,104,949
	Intelsat Jackson Holdings SA, Term Loan
1,080,000	5.980%, (LIBOR 1M + 3.750%), 11/27/2023[b]	1,083,748
	Level 3 Financing, Inc., Term Loan
2,045,000	4.432%, (LIBOR 1M + 2.250%), 2/22/2024[b]	2,050,399
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
1,640,000	5.839%, (LIBOR 3M + 3.500%), 1/7/2022[b]	1,610,283
325,000	9.089%, (LIBOR 3M + 6.750%), 7/7/2023[b]	302,250
	Mediacom Illinois, LLC, Term Loan
604,463	3.920%, (LIBOR 1W + 1.750%), 2/15/2024[b]	602,450
	NEP/NCP Holdco, Inc., Term Loan
1,864,127	5.492%, (LIBOR 1M + 3.250%), 7/21/2022[b]	1,863,344
	Radiate Holdco, LLC, Term Loan
2,783,804	5.242%, (LIBOR 1M + 3.000%), 2/1/2024[b]	2,778,292
	SBA Senior Finance II, LLC, Term Loan
867,825	4.250%, (LIBOR 1M + 2.000%), 4/11/2025[b]	868,519
	Sprint Communications, Inc., Term Loan
2,413,250	4.750%, (LIBOR 1M + 2.500%), 2/2/2024[b]	2,419,283
	Syniverse Holdings, Inc., Term Loan
363,175	7.148%, (LIBOR 1M + 5.000%), 3/9/2023[b]	364,232
	TNS, Inc., Term Loan
1,007,304	6.320%, (LIBOR 3M + 4.000%), 8/14/2022[b]	1,009,198
	Unitymedia Finance, LLC, Term Loan
630,000	4.408%, (LIBOR 1M + 2.250%), 1/15/2026[b]	630,435

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Bank Loans (12.8%)[a]	Value
Communications Services (3.2%) - continued
	Univision Communications, Inc., Term Loan
$1,842,881	4.992%, (LIBOR 1M + 2.750%), 3/15/2024[b]	$1,790,819
	WideOpenWest Finance, LLC, Term Loan
1,012,770	5.408%, (LIBOR 1M + 3.250%), 8/19/2023[b]	990,823
	Windstream Services, LLC, Term Loan
368,122	6.160%, (LIBOR 1M + 4.000%), 3/30/2021[b]	351,862

	Total	29,891,217

Consumer Cyclical (1.9%)
	Boyd Gaming Corporation, Term Loan
501,363	4.417%, (LIBOR 1W + 2.250%), 9/15/2023[b]	503,699
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,093,104	4.720%, (LIBOR 1M + 2.500%), 11/17/2024[b]	1,099,936
	Cengage Learning Acquisitions, Term Loan
1,596,164	6.415%, (LIBOR 1M + 4.250%), 6/7/2023[b]	1,486,428
	Eldorado Resorts, Inc., Term Loan
369,503	4.408%, (LIBOR 2M + 2.250%), 4/17/2024[b]	371,044
	Four Seasons Hotels, Ltd., Term Loan
1,017,235	4.242%, (LIBOR 1M + 2.000%), 11/30/2023[b]	1,017,398
	Golden Entertainment, Inc., Term Loan
1,851,013	5.250%, (LIBOR 1M + 3.000%), 10/20/2024[b]	1,855,640
290,000	9.250%, (LIBOR 1M + 7.000%), 10/20/2025[b]	293,262
	Golden Nugget, Inc., Term Loan
1,458,159	4.952%, (LIBOR 1M + 2.750%), 10/4/2023[b]	1,463,132
	Men’s Warehouse, Inc., Term Loan
557,200	5.604%, (LIBOR 1M + 3.500%), 4/9/2025[b]	558,248
	Mohegan Gaming and Entertainment, Term Loan
1,527,471	6.242%, (LIBOR 1M + 4.000%), 10/13/2023[b]	1,439,092
	Neiman Marcus Group, LLC, Term Loan
572,005	5.370%, (LIBOR 1M + 3.250%), 10/25/2020[b]	530,666
	Scientific Games International, Inc., Term Loan
2,845,700	5.034%, (LIBOR 2M + 2.750%), 8/14/2024[b]	2,840,379
	Seminole Hard Rock Entertainment, Inc., Term Loan
1,137,838	5.087%, (LIBOR 3M + 2.750%), 5/14/2020[b]	1,140,682
	Stars Group Holdings BV, Term Loan
1,880,288	5.886%, (LIBOR 3M + 3.500%), 7/10/2025[b]	1,896,834

Principal Amount	Bank Loans (12.8%)[a]	Value
Consumer Cyclical (1.9%) - continued
	Tenneco, Inc.,Term Loan
$600,000	0.000%, (LIBOR 3M + 2.750%), 10/1/2025[b,d,e]	$600,378
	Wyndham Hotels & Resorts, Inc., Term Loan
700,000	3.992%, (LIBOR 1M + 1.750%), 5/30/2025[b]	701,897

	Total	17,798,715

Consumer Non-Cyclical (2.4%)
	Air Medical Group Holdings, Inc., Term Loan
2,922,913	5.383%, (LIBOR 1M + 3.250%), 4/28/2022[b]	2,875,415
287,825	6.415%, (LIBOR 1M + 4.250%), 3/14/2025[b]	286,507
	Albertson’s, LLC, Term Loan
1,951,756	4.992%, (LIBOR 1M + 2.750%), 8/25/2021[b]	1,953,375
1,241,329	5.311%, (LIBOR 3M + 3.000%), 6/22/2023[b]	1,240,945
	Anmeal Pharmaceuticals LLC, Term Loan
1,141,873	5.750%, (LIBOR 1M + 3.500%), 5/4/2025[b]	1,151,510
	Bausch Health Companies, Inc., Term Loan
2,169,375	5.104%, (LIBOR 1M + 3.000%), 6/1/2025[b]	2,179,636
	CHS/Community Health Systems, Inc., Term Loan
985,517	5.563%, (LIBOR 3M + 3.250%), 1/27/2021[b]	972,065
	Endo Luxembourg Finance Company I SARL., Term Loan
1,761,603	6.500%, (LIBOR 1M + 4.250%), 4/27/2024[b]	1,772,243
	Energizer Holdings, Inc., Term Loan
590,000	0.000%, (LIBOR 3M + 2.250%), 6/21/2025[b,d,e]	591,847
	Grifols Worldwide Operations USA, Inc., Term Loan
999,775	4.417%, (LIBOR 1W + 2.250%), 1/31/2025[b]	1,004,834
	JBS USA LUX SA, Term Loan
2,029,100	4.837%, (LIBOR 3M + 2.500%), 10/30/2022[b]	2,033,036
	Libbey Glass, Inc., Term Loan
491,790	5.133%, (LIBOR 1M + 3.000%), 4/9/2021[b]	490,256
	McGraw-Hill Global Education Holdings, LLC, Term Loan
2,576,003	6.242%, (LIBOR 1M + 4.000%), 5/4/2022[b]	2,497,641
	MPH Acquisition Holdings, LLC, Term Loan
994,376	5.136%, (LIBOR 3M + 2.750%), 6/7/2023[b]	996,186
	Ortho-Clinical Diagnostics, Term Loan
1,440,450	5.492%, (LIBOR 1M + 3.250%), 6/1/2025[b]	1,445,131

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Bank Loans (12.8%)[a]	Value
Consumer Non-Cyclical (2.4%) - continued
	Revlon Consumer Products Corporation, Term Loan
$914,043	5.813%, (LIBOR 3M + 3.500%), 9/7/2023[b]	$695,587

	Total	22,186,214

Energy (0.6%)
	Calpine Corporation, Term Loan
1,064,003	4.890%, (LIBOR 3M + 2.500%), 1/15/2024[b]	1,063,779
	Consolidated Energy Finance SA, Term Loan
678,300	4.633%, (LIBOR 1M + 2.500%), 5/7/2025[b,c]	675,756
	Houston Fuel Oil Terminal Company, LLC, Term Loan
1,795,500	5.000%, (LIBOR 1M + 2.750%), 6/26/2025[b]	1,796,057
	McDermott Technology (Americas), Inc., Term Loan
1,671,600	7.242%, (LIBOR 1M + 5.000%), 5/10/2025[b]	1,694,233
	MEG Energy Corporation, Term Loan
122,100	5.750%, (LIBOR 1M + 3.500%), 12/31/2023[b]	122,283
	Pacific Drilling SA, Term Loan
861,750	0.000%, (PRIME + 4.500%), 6/3/2018[b,f,g]	377,016

	Total	5,729,124

Financials (2.1%)
	Air Methods Corporation, Term Loan
1,927,542	5.886%, (LIBOR 3M + 3.500%), 4/21/2024[b]	1,752,560
	Avolon TLB Borrower 1 US, LLC, Term Loan
2,114,700	4.165%, (LIBOR 1M + 2.000%), 1/15/2025[b]	2,120,896
	Cyxtera DC Holdings, Inc., Term Loan
281,437	5.110%, (LIBOR 1M + 3.000%), 5/1/2024[b]	281,789
175,000	9.360%, (LIBOR 1M + 7.250%), 5/1/2025[b]	174,855
	Digicel International Finance, Ltd., Term Loan
1,716,996	5.570%, (LIBOR 3M + 3.250%), 5/10/2024[b]	1,624,707
	DJO Finance, LLC, Term Loan
324,040	5.540%, (LIBOR 3M + 3.250%), 6/7/2020[b]	323,839
	Genworth Holdings, Inc., Term Loan
314,212	6.648%, (LIBOR 1M + 4.500%), 3/7/2023[b]	321,087
	GGP Nimbus LP, Term Loan
1,920,000	4.742%, (LIBOR 1M + 2.500%), 8/24/2025[b]	1,910,803
	Grizzly Acquisitions, Inc., Term Loan
985,000	0.000%, (LIBOR 3M + 3.250%), 10/1/2025[b,c,d,e]	987,463
	Harland Clarke Holdings Corporation, Term Loan
1,545,650	7.136%, (LIBOR 3M + 4.750%), 11/3/2023[b]	1,481,892

Principal Amount	Bank Loans (12.8%)[a]	Value
Financials (2.1%) - continued
	Ineos US Finance, LLC, Term Loan
$2,277,788	4.242%, (LIBOR 1M + 2.000%), 3/31/2024[b]	$2,281,273
	MoneyGram International, Inc., Term Loan
1,116,055	5.636%, (LIBOR 3M + 3.250%), 3/28/2020[b]	1,087,227
	Sable International Finance, Ltd., Term Loan
3,055,000	5.492%, (LIBOR 1M + 3.250%), 1/31/2026[b]	3,066,884
	TransUnion, LLC, Term Loan
1,103,850	4.242%, (LIBOR 1M + 2.000%), 4/9/2023[b]	1,105,649
	Tronox Finance, LLC, Term Loan
1,139,067	5.242%, (LIBOR 1M + 3.000%), 9/22/2024[b]	1,143,099

	Total	19,664,023

Technology (0.8%)
	First Data Corporation, Term Loan
2,805,000	4.212%, (LIBOR 1M + 2.000%), 4/26/2024[b]	2,806,992
	Micron Technology Inc., Term Loan
706,386	4.000%, (LIBOR 1M + 1.750%), 4/26/2022[b]	708,301
	Plantronics, Inc., Term Loan
1,180,000	4.742%, (LIBOR 1M + 2.500%), 7/2/2025[b]	1,183,693
	Rackspace Hosting, Inc., Term Loan
1,283,750	5.348%, (LIBOR 3M + 3.000%), 11/3/2023[b]	1,265,701
	SS&C Technologies Holdings Europe SARL, Term Loan
421,293	4.492%, (LIBOR 1M + 2.250%), 4/16/2025[b]	421,558
	SS&C Technologies, Inc., Term Loan
1,085,341	4.492%, (LIBOR 1M + 2.250%), 4/16/2025[b]	1,086,025

	Total	7,472,270

Transportation (0.3%)
	Arctic LNG Carriers, Ltd., Term Loan
2,157,688	6.742%, (LIBOR 1M + 4.500%), 5/18/2023[b]	2,163,082
	OSG Bulk Ships, Inc., Term Loan
264,699	6.770%, (LIBOR 3M + 4.250%), 8/5/2019[b]	261,888

	Total	2,424,970

Utilities (0.3%)
	Core and Main, LP, Term Loan
848,587	5.317%, (LIBOR 3M + 3.000%), 8/1/2024[b]	851,065
	EnergySolutions, LLC, Term Loan
628,425	6.136%, (LIBOR 3M + 3.750%), 5/11/2025[b]	632,353
	GIP III Stetson I, LP, Term Loan
410,000	6.583%, (LIBOR 3M + 4.250%), 7/18/2025[b]	411,923
	Talen Energy Supply, LLC, Term Loan
698,993	6.242%, (LIBOR 1M + 4.000%), 7/6/2023[b]	701,810

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Bank Loans (12.8%)[a]	Value
Utilities (0.3%) - continued
	TerraForm Power Operating, LLC, Term Loan
$577,093	4.242%, (LIBOR 1M + 2.000%), 11/8/2022[b]	$578,535

	Total	3,175,686

	Total Bank Loans (cost $120,500,253)	119,767,489

Principal Amount	Long-Term Fixed Income (45.8%)	Value
Asset-Backed Securities (6.4%)
	Apidos CLO XVIII
900,000	5.597%, (LIBOR 3M + 3.250%), 7/22/2026, Ser. 2014-18A, Class CR*,b	899,983
	Apidos CLO XXIV
2,070,000	3.603%, (LIBOR 3M + 1.450%), 10/20/2030, Ser. 2016-24A, Class A1BR*,b,c	2,070,000
	Babson CLO, Ltd.
1,900,000	4.970%, (LIBOR 3M + 2.900%), 7/20/2029, Ser. 2018-3A, Class D*,b	1,888,334
	Bellemeade Re, Ltd.
1,600,000	3.816%, (LIBOR 1M + 1.600%), 4/25/2028, Ser. 2018-1A, Class M1Bb,h	1,608,021
2,500,000	3.566%, (LIBOR 1M + 1.350%), 8/25/2028, Ser. 2018-2A, Class M1Bb,h	2,514,925
	BlueMountain CLO, Ltd.
1,950,000	5.539%, (LIBOR 3M + 3.200%), 10/15/2026, Ser. 2014-3A, Class CR*,b	1,950,220
	Business Jet Securities, LLC
2,361,116	4.447%, 6/15/2033, Ser. 2018-2, Class Ah	2,364,771
	CLUB Credit Trust
20,777	3.170%, 4/17/2023, Ser. 2017-NP1, Class B*	20,775
	Foundation Finance Trust
1,150,611	3.300%, 7/15/2033, Ser. 2017-1A, Class A*	1,140,815
	GSAA Home Equity Trust
1,240,989	2.486%, (LIBOR 1M + 0.270%), 7/25/2037, Ser. 2007-7, Class A4[b]	1,185,682
	Harley Marine Financing, LLC
1,980,000	5.682%, 5/15/2043, Ser. 2018-1A, Class A2*	1,955,230
	J.P. Morgan Mortgage Acquisition Trust
1,648,535	4.262%, 3/25/2047, Ser. 2007-HE1, Class AF4[i]	1,180,990
	Lehman XS Trust
1,327,717	5.440%, 8/25/2035, Ser. 2005-2, Class 2A3Bi	1,214,522
	Lendmark Funding Trust
2,050,000	2.830%, 12/22/2025, Ser. 2017-1A, Class Ah	2,038,364
	Madison Park Funding XIV, Ltd.
1,950,000	5.598%, (LIBOR 3M + 3.250%), 7/20/2026, Ser. 2014-14A, Class DR*,b	1,951,856

Principal Amount	Long-Term Fixed Income (45.8%)	Value
Asset-Backed Securities (6.4%) - continued
	Merrill Lynch Mortgage Investors Trust
$1,268,309	3.982%, 6/25/2035, Ser. 2005-A5, Class M1[b]	$1,255,527
	Myers Park CLO, Ltd.
1,875,000	3.819%, (LIBOR 3M + 1.400%), 10/20/2030, Ser. 2018-1A, Class A2*,b,c	1,872,656
	Neuberger Berman CLO XIV, Ltd.
750,000	5.989%, (LIBOR 3M + 3.650%), 1/28/2030, Ser. 2013-14A, Class DR*,b	752,786
	Neuberger Berman CLO, Ltd.
1,000,000	5.997%, (LIBOR 3M + 3.650%), 4/22/2029, Ser. 2014-17A, Class DR*,b	1,003,598
	Oak Hill Advisors Residential Loan Trust
1,412,950	3.000%, 6/25/2057, Ser. 2017-NPL1, Class A1*,i	1,391,646
	Octagon Investment Partners XX, Ltd.
1,350,000	5.888%, (LIBOR 3M + 3.550%), 8/12/2026, Ser. 2014-1A, Class DR*,b	1,350,442
	OHA Credit Funding 1, Ltd.
1,600,000	4.089%, (LIBOR 3M + 1.450%), 10/20/2030, Ser. 2018-1A, Class A2*,b,c,e	1,600,000
	OZLM Funding II, Ltd.
3,200,000	3.700%, (LIBOR 3M + 1.500%), 7/15/2031, Ser. 2012-2A, Class A1BR*,b	3,199,965
	Preston Ridge Partners Mortgage Trust, LLC
1,848,951	3.750%, 4/25/2023, Ser. 2018-1A, Class A1*,b	1,834,419
	Pretium Mortgage Credit Partners, LLC
1,041,853	3.250%, 3/28/2057, Ser. 2017-NPL2, Class A1[h,i]	1,036,689
2,043,269	3.700%, 3/27/2033, Ser. 2018-NPL2, Class A1[h,i]	2,029,086
	Renaissance Home Equity Loan Trust
721,933	5.746%, 5/25/2036, Ser. 2006-1, Class AF6[i]	510,664
1,313,103	5.797%, 8/25/2036, Ser. 2006-2, Class AF3[i]	809,124
	Sound Point CLO X, Ltd.
1,575,000	5.048%, (LIBOR 3M + 2.700%), 1/20/2028, Ser. 2015-3A, Class DR*,b	1,574,946
	Sound Point CLO XXI, Ltd.
3,200,000	3.848%, (LIBOR 3M + 1.450%), 10/26/2031, Ser. 2018-3A, Class A1B*,b,c,e	3,200,000
	Spirit Master Funding, LLC
2,584,482	4.360%, 12/20/2047, Ser. 2017-1A, Class A*	2,569,942
	THL Credit Wind River CLO, Ltd.
1,575,000	5.198%, (LIBOR 3M + 2.850%), 7/15/2028, Ser. 2016-1A, Class DRb	1,574,961
5,000,000	3.848%, (LIBOR 3M + 1.450%), 10/22/2031, Ser. 2014-3A, Class A2R2*,b,c,e	5,000,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (45.8%)	Value
Asset-Backed Securities (6.4%) - continued
	Vericrest Opportunity Loan Transferee
$804,746	3.250%, 6/25/2047, Ser. 2017-NPL7, Class A1h,i	$799,399
1,850,000	4.704%, 8/25/2048, Ser. 2018-NPL5, Class A1Bh,i	1,839,923
	Vericrest Opportunity Loan Trust LXV, LLC
1,941,458	3.750%, 4/25/2048, Ser. 2018-NPL1, Class A1[h,i]	1,935,542

	Total	61,125,803

Basic Materials (1.3%)
	Alcoa Nederland Holding BV
925,000	6.750%, 9/30/2024[h]	978,187
	Anglo American Capital plc
284,000	4.125%, 9/27/2022[h]	283,862
1,200,000	4.750%, 4/10/2027[h]	1,169,337
	ArcelorMittal SA
666,000	6.125%, 6/1/2025	723,594
	BWAY Holding Company
960,000	5.500%, 4/15/2024[h]	943,766
	CF Industries, Inc.
1,070,000	3.450%, 6/1/2023[j]	1,031,212
	Dow Chemical Company
106,000	8.550%, 5/15/2019	109,599
	E.I. du Pont de Nemours and Company
284,000	2.200%, 5/1/2020	280,329
	First Quantum Minerals, Ltd.
770,000	7.000%, 2/15/2021[h]	761,338
	FMG Resources Property, Ltd.
1,020,000	5.125%, 5/15/2024[h,j]	990,165
	Kinross Gold Corporation
142,000	5.125%, 9/1/2021	145,905
	LyondellBasell Industries NV
110,000	5.000%, 4/15/2019	110,552
	Packaging Corporation of America
211,000	2.450%, 12/15/2020	206,889
	Peabody Securities Finance Corporation
945,000	6.375%, 3/31/2025[h]	960,356
	Platform Specialty Products Corporation
660,000	5.875%, 12/1/2025[h]	651,268
	Sherwin-Williams Company
283,000	2.250%, 5/15/2020	278,843
	Syngenta Finance NV
200,000	3.933%, 4/23/2021[h]	199,438
	Trinseo Materials Operating SCA
1,010,000	5.375%, 9/1/2025[h]	973,691
	United States Steel Corporation
1,200,000	6.250%, 3/15/2026	1,189,500
	Xstrata Finance Canada, Ltd.
213,000	4.950%, 11/15/2021[h]	219,520

	Total	12,207,351

Capital Goods (1.9%)
	AECOM
1,410,000	5.875%, 10/15/2024	1,493,387
	Ashtead Capital, Inc.
825,000	4.125%, 8/15/2025[h]	783,750
	Bombardier, Inc.
900,000	7.500%, 3/15/2025[h]	928,125

Principal Amount	Long-Term Fixed Income (45.8%)	Value
Capital Goods (1.9%) - continued
	Building Materials Corporation of America
$1,100,000	6.000%, 10/15/2025[h]	$1,124,750
	Caterpillar Financial Services Corporation
211,000	1.850%, 9/4/2020	205,880
	Cemex SAB de CV
1,290,000	5.700%, 1/11/2025[h]	1,312,575
	Cintas Corporation No. 2
213,000	2.900%, 4/1/2022	207,753
	CNH Industrial Capital, LLC
215,000	4.875%, 4/1/2021	220,337
	Crown Americas Capital Corporation IV
1,080,000	4.500%, 1/15/2023	1,084,320
	Crown Cork & Seal Company, Inc.
610,000	7.375%, 12/15/2026	663,375
	Flex Acquisition Company, Inc.
1,125,000	7.875%, 7/15/2026[h]	1,110,938
	General Electric Company
753,000	5.000%, 1/21/2021[b,k]	734,081
	H&E Equipment Services, Inc.
1,120,000	5.625%, 9/1/2025	1,117,200
	L3 Technologies, Inc.
385,000	4.950%, 2/15/2021	395,965
	Lockheed Martin Corporation
90,000	2.500%, 11/23/2020	88,743
	Owens-Brockway Glass Container, Inc.
1,385,000	5.000%, 1/15/2022[h]	1,397,119
	Reynolds Group Issuer, Inc.
1,285,000	5.125%, 7/15/2023[h]	1,277,933
	Rockwell Collins, Inc.
142,000	2.800%, 3/15/2022	138,170
	Roper Technologies, Inc.
360,000	2.800%, 12/15/2021	351,779
	Standard Industries, Inc.
285,000	5.500%, 2/15/2023[h]	288,206
	Textron Financial Corporation
1,710,000	4.049%, (LIBOR 3M + 1.735%), 2/15/2042[b,h]	1,491,975
	Textron, Inc.
213,000	7.250%, 10/1/2019	221,041
	United Rentals North America, Inc.
1,240,000	5.500%, 7/15/2025	1,264,800
	United Technologies Corporation
300,000	3.950%, 8/16/2025	298,096

	Total	18,200,298

Collateralized Mortgage Obligations (8.1%)
	AJAX Mortgage Loan Trust
987,996	3.470%, 4/25/2057, Ser. 2017-A, Class A*,i	981,602
	Alternative Loan Trust
954,156	6.000%, 6/25/2036, Ser. 2006-24CB, Class A9	817,664
	American Home Mortgage Investment Trust
1,967,089	6.750%, 12/25/2036, Ser. 2006-3, Class 3A2	893,657
	Banc of America Alternative Loan Trust
435,310	2.716%, (LIBOR 1M + 0.500%), 4/25/2035, Ser. 2005-3, Class 1CB1b	390,306

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (45.8%)	Value
Collateralized Mortgage Obligations (8.1%) - continued
$920,058	6.000%, 11/25/2035, Ser. 2005-10, Class 3CB1	$824,597
773,777	3.016%, (LIBOR 1M + 0.800%), 5/25/2046, Ser. 2006-4, Class 3CB1b	600,774
	Bear Stearns Adjustable Rate Mortgage Trust
400,686	4.730%, (CMT 1Y + 2.300%), 10/25/2035, Ser. 2005-9, Class A1[b]	405,274
	CIM Trust
1,573,672	5.000%, 12/25/2057, Ser. 2018-R3, Class A1*,b	1,632,837
	Citicorp Mortgage Securities Trust
314,910	6.000%, 5/25/2037, Ser. 2007-4, Class 1A5	303,149
	Citigroup Mortgage Loan Trust, Inc.
313,276	5.500%, 11/25/2035, Ser. 2005-9, Class 21A2	314,279
	COLT Mortgage Loan Trust
338,475	2.750%, 9/25/2046, Ser. 2016-2, Class A1*,b	337,189
	Countrywide Alternative Loan Trust
294,473	2.616%, (LIBOR 1M + 0.400%), 2/25/2035, Ser. 2005-J1, Class 5A1[b]	283,236
487,287	4.026%, 10/25/2035, Ser. 2005-43, Class 4A1[b]	427,818
361,799	5.500%, 2/25/2036, Ser. 2005-85CB, Class 2A2	346,241
213,388	6.000%, 4/25/2036, Ser. 2006-4CB, Class 1A1	177,336
767,837	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	499,773
159,110	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	152,239
1,353,535	5.500%, 5/25/2037, Ser. 2007-8CB, Class A1	1,137,179
	Countrywide Home Loan Mortgage Pass Through Trust
1,050,360	3.628%, 11/25/2035, Ser. 2005-22, Class 2A1[b]	935,674
903,391	4.110%, 12/20/2035, Ser. 2005-HYB8, Class 3A1[b]	862,682
	Countrywide Home Loans, Inc.
2,132,158	6.000%, 11/25/2037, Ser. 2007-18, Class 1A2	1,818,295
	Credit Suisse First Boston Mortgage Securities Corporation
280,569	5.250%, 10/25/2035, Ser. 2005-9, Class 1A3	277,244
	CSMC Mortgage-Backed Trust
735,305	5.500%, 3/25/2037, Ser. 2007-2, Class 3A4	626,848
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
835,922	3.446%, 8/25/2035, Ser. 2005-AR1, Class 2A3[b]	693,490
321,013	2.416%, (LIBOR 1M + 0.200%), 11/25/2035, Ser. 2005-5, Class 2A1[b]	215,856
527,246	5.500%, 11/25/2035, Ser. 2005-5, Class 1A4[b]	560,035

Principal Amount	Long-Term Fixed Income (45.8%)	Value
Collateralized Mortgage Obligations (8.1%) -continued
$874,406	2.615%, (12 MTA + 0.770%), 4/25/2047, Ser. 2007-OA2, Class A1[b]	$841,565
	Federal Home Loan Mortgage Corporation
3,944,289	2.500%, 12/15/2022, Ser. 4155, Class AIl	155,770
1,573,986	2.500%, 5/15/2027, Ser. 4106, Class HIl	98,248
2,065,197	2.500%, 2/15/2028, Ser. 4162, Class AIl	156,985
6,237,738	2.500%, 3/15/2028, Ser. 4177, Class EIl	482,727
3,125,458	3.000%, 4/15/2028, Ser. 4193, Class AIl	258,839
2,996,444	3.000%, 2/15/2033, Ser. 4170, Class IGl	333,186
	Federal Home Loan Mortgage Corporation - REMIC
5,163,855	3.000%, 5/15/2027, Ser. 4046, Class GIl	404,041
6,071,778	3.000%, 7/15/2027, Ser. 4074, Class IOl	505,887
4,379,282	2.500%, 2/15/2028, Ser. 4161, Class UIl	309,446
3,292,431	3.000%, 4/15/2033, Ser. 4203, Class DIl	282,256
	Federal National Mortgage Association
2,779,315	2.500%, 2/25/2028, Ser. 2013-46, Class CIl	181,170
1,993,973	3.000%, 4/25/2028, Ser. 2013-30, Class DIl	193,842
2,614,811	3.500%, 1/25/2033, Ser. 2012-150, Class YIl	334,135
	Federal National Mortgage Association - REMIC
5,460,629	3.000%, 7/25/2027, Ser. 2012-74, Class AIl	437,549
8,755,042	3.000%, 7/25/2027, Ser. 2012-73, Class DIl	764,709
5,308,312	3.500%, 9/25/2027, Ser. 2012-98, Class YIl	525,151
7,260,339	3.000%, 12/25/2027, Ser. 2012-139, Class DIl	599,899
9,955,655	3.000%, 1/25/2028, Ser. 2012-147, Class EIl	836,343
	First Horizon Alternative Mortgage Securities Trust
630,168	3.976%, 3/25/2035, Ser. 2005-AA2, Class 1A1[b]	601,496
678,023	4.144%, 7/25/2035, Ser. 2005-AA5, Class 2A1[b]	664,631
813,516	6.000%, (LIBOR 1M + 1.000%), 8/25/2036, Ser. 2006-FA4, Class 1A4[b]	660,861
	First Horizon Mortgage Pass-Through Trust
861,698	4.330%, 8/25/2037, Ser. 2007-AR2, Class 1A2[b]	711,584
	GMAC Mortgage Corporation Loan Trust
1,073,848	3.802%, 5/25/2035, Ser. 2005-AR2, Class 4Ab	1,022,573

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (45.8%)	Value
Collateralized Mortgage Obligations (8.1%) - continued
	Government National Mortgage Association
$2,130,234	4.000%, 1/16/2027, Ser. 2012-3, Class IOl	$186,055
	Greenpoint Mortgage Funding Trust
717,581	2.416%, (LIBOR 1M + 0.200%), 10/25/2045, Ser. 2005-AR4, Class G41Bb	640,047
	Homeward Opportunities Fund Trust
1,900,703	3.766%, 6/25/2048, Ser. 2018-1, Class A1*,b	1,900,726
	Impac Secured Assets Trust
1,864,351	2.456%, (LIBOR 1M + 0.240%), 9/25/2037, Ser. 2007-3, Class A1Bb	1,555,436
	IndyMac IMJA Mortgage Loan Trust
1,051,163	6.250%, 11/25/2037, Ser. 2007-A3, Class A1	819,173
	IndyMac INDX Mortgage Loan Trust
2,426,678	3.785%, 10/25/2035, Ser. 2005-AR19, Class A1[b]	2,187,513
1,742,028	2.426%, (LIBOR 1M + 0.210%), 4/25/2046, Ser. 2006-AR2, Class 1A1Bb	1,632,821
	J.P. Morgan Alternative Loan Trust
1,466,343	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	1,284,931
	J.P. Morgan Mortgage Trust
182,627	6.500%, 1/25/2035, Ser. 2005-S1, Class 1A2	197,861
895,119	3.835%, 2/25/2036, Ser. 2006-A1, Class 2A2[b]	812,068
523,467	4.249%, 10/25/2036, Ser. 2006-A6, Class 1A2[b]	457,770
801,129	2.596%, (LIBOR 1M + 0.380%), 1/25/2037, Ser. 2006-S4, Class A8[b]	440,342
520,475	6.250%, 8/25/2037, Ser. 2007-S3, Class 1A10	306,637
	Lehman Mortgage Trust
500,666	2.966%, (LIBOR 1M + 0.750%), 12/25/2035, Ser. 2005-2, Class 3A1[b]	392,359
	Master Asset Securitization Trust
1,356,713	2.716%, (LIBOR 1M + 0.500%), 6/25/2036, Ser. 2006-2, Class 2A2[b]	645,953
	MASTR Alternative Loans Trust
207,749	6.500%, 7/25/2034, Ser. 2004-6, Class 6A1	209,685
603,338	2.666%, (LIBOR 1M + 0.450%), 12/25/2035, Ser. 2005-6, Class 2A1[b]	282,298
	Merrill Lynch Alternative Note Asset Trust
508,088	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A6	391,168
754,035	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	596,925
	MortgageIT Trust
1,810,636	2.416%, (LIBOR 1M + 0.200%), 4/25/2036, Ser. 2006-1, Class 1A2[b]	1,607,352

Principal Amount	Long-Term Fixed Income (45.8%)	Value
Collateralized Mortgage Obligations (8.1%) - continued
	Oaktown Re II, Ltd.
$2,500,000	3.766%, (LIBOR 1M + 1.550%), 7/25/2028, Ser. 2018-1A, Class M1*,b	$2,503,129
	Preston Ridge Partners Mortgage Trust, LLC
518,812	4.250%, 1/25/2022, Ser. 2017-1A, Class A1*,i	518,577
812,924	3.470%, 9/25/2022, Ser. 2017-2A, Class A1*,i	806,927
	Radnor RE, Ltd.
1,750,000	3.616%, (LIBOR 1M + 1.400%), 3/25/2028, Ser. 2018-1, Class M1*,b	1,752,913
	RCO 2017-INV1 Trust
1,776,215	3.197%, 11/25/2052, Ser. 2017-INV1, Class A*,b	1,792,668
	Residential Accredit Loans, Inc. Trust
650,420	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	630,887
985,588	6.000%, 4/25/2036, Ser. 2006-QS4, Class A2	913,610
1,514,333	2.766%, (LIBOR 1M + 0.550%), 1/25/2037, Ser. 2007-QS1, Class 1A5[b]	1,201,336
695,641	6.000%, 1/25/2037, Ser. 2007-QS1, Class 1A1	647,472
1,365,700	5.750%, 4/25/2037, Ser. 2007-QS6, Class A28	1,248,550
1,378,054	6.250%, 4/25/2037, Ser. 2007-QS6, Class A6	1,294,210
325,067	6.000%, 6/25/2037, Ser. 2007-QS8, Class A10	295,742
	Residential Asset Securitization Trust
1,181,370	6.200%, 8/25/2022, Ser. 2007-A8, Class 3A1[b]	986,746
500,922	5.500%, 4/25/2035, Ser. 2005-A1, Class A3	514,322
1,085,227	2.596%, (LIBOR 1M + 0.380%), 8/25/2037, Ser. 2007-A8, Class 2A3[b]	246,252
	Residential Funding Mortgage Security I Trust
954,626	6.000%, 7/25/2037, Ser. 2007-S7, Class A20	902,880
	Sequoia Mortgage Trust
1,443,676	4.012%, 9/20/2046, Ser. 2007-1, Class 4A1[b]	1,197,582
	Structured Adjustable Rate Mortgage Loan Trust
35,010	4.163%, 12/25/2034, Ser. 2004-18, Class 5Ab	34,594
562,803	4.200%, 7/25/2035, Ser. 2005-15, Class 4A1[b]	520,475
350,065	4.421%, 9/25/2035, Ser. 2005-18, Class 1A1[b]	281,147
	Structured Asset Mortgage Investments, Inc.
1,193,588	2.526%, (LIBOR 1M + 0.310%), 12/25/2035, Ser. 2005-AR4, Class A1[b]	1,141,106
	Toorak Mortgage Corporation, Ltd.
2,000,000	4.336%, 8/25/2021, Ser. 2018-1, Class A1*,i	2,008,910

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (45.8%)	Value
Collateralized Mortgage Obligations (8.1%) - continued
	WaMu Mortgage Pass Through Certificates
$1,282,247	2.901%, 1/25/2037, Ser. 2006-AR18, Class 1A1b	$1,207,740
97,286	3.914%, 8/25/2046, Ser. 2006-AR8, Class 1A1[b]	92,364
1,355,352	2.805%, (12 MTA + 0.960%), 9/25/2046, Ser. 2006-AR11, Class 1Ab	1,251,093
1,401,308	2.725%, (12 MTA + 0.880%), 10/25/2046, Ser. 2006-AR13, Class 1Ab	1,316,648
1,007,902	2.585%, (12 MTA + 0.740%), 1/25/2047, Ser. 2006-AR19, Class 1Ab	943,799
1,221,516	2.268%, (COF 11 + 1.250%), 3/25/2047, Ser. 2007-OA2, Class 2Ab	1,162,217
	Washington Mutual Mortgage Pass Through Certificates
774,330	6.000%, 11/25/2035, Ser. 2005-10, Class 2A9	742,780
1,386,220	7.000%, 4/25/2037, Ser. 2007-2, Class 1A1	867,627
880,408	2.765%, (12 MTA + 0.920%), 9/25/2046, Ser. 2006-AR11, Class 3A1Ab	825,433
	Wells Fargo Mortgage Backed Securities Trust
894,520	4.302%, 7/25/2036, Ser. 2006-AR10, Class 2A1[b]	891,167
117,503	2.916%, (LIBOR 1M + 0.700%), 5/25/2037, Ser. 2007-6, Class A2[b]	108,577
286,704	6.000%, 7/25/2037, Ser. 2007-8, Class 1A16	285,736

	Total	75,560,503

Commercial Mortgage-Backed Securities (0.2%)
	Cascade Funding Mortgage Trust
1,872,600	4.580%, 6/25/2048, Ser. 2018-RM1, Class A1*,c	1,872,581

	Total	1,872,581

Communications Services (2.7%)
	Altice US Finance I Corporation
1,025,000	5.500%, 5/15/2026[h]	1,021,925
	AMC Networks, Inc.
1,525,000	5.000%, 4/1/2024	1,502,125
	American Tower Corporation
95,000	2.800%, 6/1/2020	94,104
152,000	3.450%, 9/15/2021	151,352
	AT&T, Inc.
176,000	5.875%, 10/1/2019	180,995
142,000	5.200%, 3/15/2020	146,140
	British Sky Broadcasting Group plc
140,000	3.125%, 11/26/2022[h]	137,125
	CenturyLink, Inc.
600,000	6.450%, 6/15/2021	622,500
	Charter Communications Operating, LLC
418,000	3.579%, 7/23/2020	418,251
47,000	4.464%, 7/23/2022	47,779
155,000	4.500%, 2/1/2024	155,651

Principal Amount	Long-Term Fixed Income (45.8%)	Value
Communications Services (2.7%) - continued
	Clear Channel Worldwide Holdings, Inc.
$1,445,000	6.500%, 11/15/2022	$1,474,435
	Comcast Corporation
284,000	1.625%, 1/15/2022	267,362
	Crown Castle International Corporation
175,000	3.400%, 2/15/2021	174,546
141,000	3.150%, 7/15/2023	135,852
	CSC Holdings, LLC
110,000	5.500%, 4/15/2027[h]	107,017
	Digicel, Ltd.
1,400,000	6.000%, 4/15/2021*,j	1,298,500
	Discovery Communications, LLC
141,000	2.200%, 9/20/2019	139,899
282,000	2.950%, 3/20/2023	270,124
	DISH Network Corporation, Convertible
1,304,000	3.375%, 8/15/2026	1,243,711
	GCI Liberty, Inc., Convertible
1,175,000	1.750%, 9/30/2046[h]	1,291,380
	IAC FinanceCo, Inc., Convertible
920,000	0.875%, 10/1/2022[h]	1,367,367
	Intelsat Jackson Holdings SA
615,000	8.500%, 10/15/2024[h]	620,381
	Level 3 Communications, Inc.
670,000	5.375%, 1/15/2024	671,166
	Level 3 Financing, Inc.
430,000	5.375%, 5/1/2025	430,000
535,000	5.250%, 3/15/2026	526,333
	Liberty Media Corporation, Convertible
1,040,000	1.000%, 1/30/2023	1,215,336
	Meredith Corporation
1,055,000	6.875%, 2/1/2026[h]	1,081,375
	Moody’s Corporation
142,000	2.750%, 12/15/2021	138,875
	Neptune Finco Corporation
541,000	10.875%, 10/15/2025[h]	628,236
	Netflix, Inc.
1,120,000	4.875%, 4/15/2028[h]	1,052,800
	Nexstar Escrow Corporation
675,000	5.625%, 8/1/2024[h]	660,656
	Orange SA
245,000	1.625%, 11/3/2019	241,271
	Sprint Corporation
1,230,000	7.625%, 2/15/2025	1,304,415
	Twitter, Inc., Convertible
579,000	0.250%, 6/15/2024[h]	507,047
	Verizon Communications, Inc.
117,000	2.946%, 3/15/2022	115,130
265,000	3.125%, 3/16/2022	262,390
281,000	3.414%, (LIBOR 3M + 1.100%), 5/15/2025[b]	283,437
	Viacom, Inc.
210,000	4.250%, 9/1/2023	211,553
315,000	5.875%, 2/28/2057[b,j]	308,216
	Windstream Services, LLC
800,000	8.625%, 10/31/2025[h]	768,000
	World Wrestling Entertainment, Inc., Convertible
494,000	3.375%, 12/15/2023[h,j]	1,911,201

	Total	25,185,958

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (45.8%)	Value
Consumer Cyclical (2.8%)
	Allison Transmission, Inc.
$1,520,000	5.000%, 10/1/2024[h]	$1,512,400
	American Honda Finance Corporation
214,000	2.000%, 2/14/2020	211,169
	BMW US Capital, LLC
185,000	1.500%, 4/11/2019[h]	183,843
	Brookfield Residential Properties, Inc.
990,000	6.125%, 7/1/2022[h]	990,000
	Caesars Entertainment Corporation, Convertible
205,000	5.000%, 10/1/2024	333,860
	D.R. Horton, Inc.
210,000	2.550%, 12/1/2020	205,692
	Daimler Finance North America, LLC
180,000	2.891%, (LIBOR 3M + 0.550%), 5/4/2021[b,h]	180,616
	Delphi Jersey Holdings plc
1,200,000	5.000%, 10/1/2025[h]	1,129,500
	Ford Motor Credit Company, LLC
284,000	2.262%, 3/28/2019	283,017
290,000	1.897%, 8/12/2019	286,883
155,000	2.597%, 11/4/2019	153,760
213,000	3.336%, 3/18/2021	209,975
	General Motors Financial Company, Inc.
213,000	2.650%, 4/13/2020	210,777
142,000	3.189%, (LIBOR 3M + 0.850%), 4/9/2021[b]	142,542
213,000	4.375%, 9/25/2021	216,773
141,000	3.150%, 6/30/2022	137,165
	Home Depot, Inc.
140,000	2.000%, 4/1/2021	136,475
95,000	2.625%, 6/1/2022	92,983
	Hyundai Capital America
142,000	2.550%, 4/3/2020[h]	139,613
141,000	2.750%, 9/18/2020[h]	138,242
	Jaguar Land Rover Automotive plc
500,000	4.125%, 12/15/2018[h]	500,650
710,000	5.625%, 2/1/2023[h]	699,350
	L Brands, Inc.
860,000	5.625%, 2/15/2022	868,858
	Landry’s, Inc.
925,000	6.750%, 10/15/2024[h]	938,301
	Lennar Corporation
211,000	2.950%, 11/29/2020	205,989
86,000	4.125%, 1/15/2022	85,466
77,000	4.875%, 12/15/2023	77,674
1,475,000	4.500%, 4/30/2024	1,444,320
	Live Nation Entertainment, Inc.
250,000	5.375%, 6/15/2022[h]	253,125
640,000	4.875%, 11/1/2024[h]	628,800
580,000	5.625%, 3/15/2026[h]	585,800
	Macy’s Retail Holdings, Inc.
57,000	3.875%, 1/15/2022	56,829
89,000	2.875%, 2/15/2023	84,270
	McDonald’s Corporation
284,000	2.625%, 1/15/2022	276,268
	MGM Resorts International
1,030,000	6.000%, 3/15/2023	1,066,050
1,285,000	5.750%, 6/15/2025	1,287,570
	Navistar International Corporation
1,055,000	6.625%, 11/1/2025[h]	1,097,200

Principal Amount	Long-Term Fixed Income (45.8%)	Value
Consumer Cyclical (2.8%) - continued
	New Red Finance, Inc.
$1,000,000	4.250%, 5/15/2024[h]	$949,130
	Nissan Motor Acceptance Corporation
213,000	2.000%, 3/8/2019[h]	212,327
	Prime Security Services Borrower, LLC
1,054,000	9.250%, 5/15/2023[h]	1,127,253
	Ralph Lauren Corporation
95,000	2.625%, 8/18/2020	93,979
	Royal Caribbean Cruises, Ltd.
1,241,613	5.250%, 11/15/2022	1,306,560
	Six Flags Entertainment Corporation
970,000	4.875%, 7/31/2024[h]	950,115
	Starbucks Corporation
135,000	2.100%, 2/4/2021	131,763
	Stars Group Holdings BV
1,000,000	7.000%, 7/15/2026[h]	1,031,690
	Toll Brothers Finance Corporation
208,000	4.000%, 12/31/2018	207,834
	Visa, Inc.
90,000	2.200%, 12/14/2020	88,439
	Volkswagen Group of America Finance, LLC
200,000	2.450%, 11/20/2019[h]	198,129
	Wabash National Corporation
1,165,000	5.500%, 10/1/2025[h]	1,112,575
	Yum! Brands, Inc.
1,545,000	5.000%, 6/1/2024[h]	1,532,455

	Total	25,994,054

Consumer Non-Cyclical (2.8%)
	Abbott Laboratories
284,000	2.550%, 3/15/2022	275,677
213,000	3.400%, 11/30/2023	212,094
	AbbVie, Inc.
284,000	2.500%, 5/14/2020	280,780
142,000	2.900%, 11/6/2022	137,925
	Albertsons Companies, LLC
1,245,000	6.625%, 6/15/2024	1,196,756
	Amgen, Inc.
283,000	3.875%, 11/15/2021	287,046
284,000	2.650%, 5/11/2022	275,784
	Anheuser-Busch InBev Finance, Inc.
480,000	2.650%, 2/1/2021	473,117
145,000	3.603%, (LIBOR 3M + 1.260%), 2/1/2021[b]	148,820
142,000	3.300%, 2/1/2023	140,188
	Anheuser-Busch InBev Worldwide, Inc.
288,000	3.500%, 1/12/2024	284,932
	BAT Capital Corporation
143,000	2.297%, 8/14/2020[h]	140,131
144,000	2.764%, 8/15/2022[h]	138,737
	Bayer U.S. Finance II, LLC
290,000	3.500%, 6/25/2021[h]	289,306
	Bayer U.S. Finance, LLC
300,000	2.375%, 10/8/2019[h]	298,017
	Becton, Dickinson and Company
284,000	3.125%, 11/8/2021	279,466
	Boston Scientific Corporation
50,000	6.000%, 1/15/2020	51,744
	Bunge, Ltd. Finance Corporation
90,000	3.500%, 11/24/2020	89,715

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (45.8%)	Value
Consumer Non-Cyclical (2.8%) - continued
	Cardinal Health, Inc.
$143,000	1.948%, 6/14/2019	$142,199
143,000	2.616%, 6/15/2022	136,721
	CVS Health Corporation
282,000	3.350%, 3/9/2021	281,464
142,000	2.750%, 12/1/2022	136,922
423,000	3.700%, 3/9/2023	421,108
	Energizer Gamma Acquisition, Inc.
1,265,000	6.375%, 7/15/2026[h]	1,307,694
	Envision Healthcare Corporation
1,400,000	5.125%, 7/1/2022[h]	1,434,300
	Express Scripts Holding Company
142,000	4.750%, 11/15/2021	146,551
	Forest Laboratories, LLC
70,000	4.875%, 2/15/2021[h]	72,066
	Halfmoon Parent, Inc.
310,000	4.125%, 11/15/2025[h]	309,008
	HCA, Inc.
505,000	5.250%, 6/15/2026	519,519
925,000	4.500%, 2/15/2027	908,812
	Iron Mountain, Inc.
825,000	4.875%, 9/15/2027[h]	755,906
	J.M. Smucker Company
141,000	2.200%, 12/6/2019	139,543
	JBS USA, LLC
610,000	5.875%, 7/15/2024[h]	600,850
1,240,000	5.750%, 6/15/2025[h]	1,207,450
	Kellogg Company
278,000	3.125%, 5/17/2022	273,872
	Kraft Heinz Foods Company
280,000	5.375%, 2/10/2020	287,951
142,000	4.000%, 6/15/2023	142,247
	Kroger Company
144,000	2.800%, 8/1/2022	139,206
	Maple Escrow Subsidiary, Inc.
284,000	3.551%, 5/25/2021[h]	283,485
	Mead Johnson Nutrition Company
90,000	3.000%, 11/15/2020	89,681
	Medtronic Global Holdings SCA
284,000	1.700%, 3/28/2019	282,687
	Molson Coors Brewing Company
255,000	1.450%, 7/15/2019	252,012
	Mondelez International Holdings Netherlands BV
212,000	2.000%, 10/28/2021[h]	202,506
	Mylan NV
142,000	3.150%, 6/15/2021	139,780
	Mylan, Inc.
141,000	3.125%, 1/15/2023[h]	134,515
	Newell Rubbermaid, Inc.
120,000	3.150%, 4/1/2021	118,072
	PepsiCo, Inc.
285,000	2.867%, (LIBOR 3M + 0.530%), 10/6/2021[b]	288,746
	Pernod Ricard SA
250,000	5.750%, 4/7/2021[h]	263,044
	Perrigo Finance Unlimited Company
328,000	4.375%, 3/15/2026	321,228
	Pilgrim’s Pride Corporation
1,040,000	5.750%, 3/15/2025[h]	1,001,000
	Pinnacle Foods, Inc.
800,000	5.875%, 1/15/2024	840,000
	Reynolds American, Inc.
52,000	3.250%, 6/12/2020	51,892

Principal Amount	Long-Term Fixed Income (45.8%)	Value
Consumer Non-Cyclical (2.8%) - continued
	Shire Acquisitions Investments Ireland Designated Activity Company
$275,000	1.900%, 9/23/2019	$272,066
282,000	2.400%, 9/23/2021	272,454
	Simmons Foods, Inc.
1,040,000	5.750%, 11/1/2024[h]	796,900
	Smithfield Foods, Inc.
213,000	2.700%, 1/31/2020[h]	209,711
	Teleflex, Inc.
1,015,000	4.875%, 6/1/2026	1,004,850
	Tenet Healthcare Corporation
1,435,000	8.125%, 4/1/2022	1,512,203
	Teva Pharmaceutical Finance IV, LLC
72,000	2.250%, 3/18/2020	69,865
	Teva Pharmaceutical Finance Netherlands III BV
200,000	2.200%, 7/21/2021	187,926
	TreeHouse Foods, Inc.
850,000	4.875%, 3/15/2022	850,000
	Tyson Foods, Inc.
152,000	4.500%, 6/15/2022	156,504
	VPII Escrow Corporation
610,000	7.500%, 7/15/2021[h]	621,437
	VRX Escrow Corporation
1,140,000	6.125%, 4/15/2025[h]	1,084,197
	Zimmer Biomet Holdings, Inc.
214,000	3.089%, (LIBOR 3M + 0.750%), 3/19/2021[b]	214,198
	Zoetis, Inc.
211,000	3.450%, 11/13/2020	211,885

	Total	26,096,468

Energy (2.8%)
	Alliance Resource Operating Partners, LP
370,000	7.500%, 5/1/2025[h]	394,050
	Anadarko Petroleum Corporation
99,000	8.700%, 3/15/2019	101,489
78,000	4.850%, 3/15/2021	80,147
78,000	3.450%, 7/15/2024	75,067
	Antero Resources Corporation
1,080,000	5.125%, 12/1/2022	1,093,500
	BP Capital Markets plc
142,000	2.315%, 2/13/2020	140,687
570,000	2.520%, 9/19/2022	550,642
	Buckeye Partners, LP
152,000	2.650%, 11/15/2018	151,974
	Canadian Natural Resources, Ltd.
143,000	2.950%, 1/15/2023	137,857
	Canadian Oil Sands, Ltd.
141,000	9.400%, 9/1/2021[h]	159,262
	Cenovus Energy, Inc.
142,000	3.800%, 9/15/2023	138,983
	Cheniere Corpus Christi Holdings, LLC
1,035,000	7.000%, 6/30/2024	1,133,325
	Cheniere Energy Partners, LP
1,455,000	5.625%, 10/1/2026[h]	1,465,476
	Chesapeake Energy Corporation
610,000	7.000%, 10/1/2024	610,000
	Continental Resources, Inc.
113,000	5.000%, 9/15/2022	114,639
	Crestwood Midstream Partners, LP
850,000	6.250%, 4/1/2023	877,625

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (45.8%)	Value
Energy (2.8%) - continued
	Enbridge, Inc.
$145,000	2.900%, 7/15/2022	$140,622
	Encana Corporation
248,000	3.900%, 11/15/2021	249,050
	Energy Transfer Equity, LP
1,240,000	5.500%, 6/1/2027	1,286,872
	Energy Transfer Partners, LP
220,000	4.150%, 10/1/2020	222,852
142,000	4.200%, 9/15/2023	143,100
	Enterprise Products Operating, LLC
475,000	5.250%, 8/16/2077[b]	443,344
	EOG Resources, Inc.
230,000	2.625%, 3/15/2023	221,588
	EQT Corporation
104,000	8.125%, 6/1/2019	107,380
141,000	3.000%, 10/1/2022	136,634
	EQT Midstream Partners, LP
229,000	4.750%, 7/15/2023	232,154
	Exxon Mobil Corporation
185,000	1.708%, 3/1/2019	184,417
	Hess Corporation
142,000	3.500%, 7/15/2024	134,184
	Kinder Morgan Energy Partners, LP
141,000	9.000%, 2/1/2019	143,750
284,000	3.450%, 2/15/2023	278,420
	Marathon Oil Corporation
142,000	2.700%, 6/1/2020	140,152
	Marathon Petroleum Corporation
90,000	3.400%, 12/15/2020	90,060
140,000	5.125%, 3/1/2021	145,222
	MEG Energy Corporation
380,000	6.375%, 1/30/2023[h]	345,800
	MPLX, LP
213,000	4.500%, 7/15/2023	218,343
	Nabors Industries, Inc.
525,000	5.750%, 2/1/2025[h]	503,149
	Nabors Industries, Inc., Convertible
360,000	0.750%, 1/15/2024	280,046
	ONEOK Partners, LP
132,000	3.800%, 3/15/2020	132,532
	Parsley Energy, LLC
445,000	5.625%, 10/15/2027[h]	446,113
	PBF Holding Company, LLC
780,000	7.250%, 6/15/2025	819,000
	Petrobras Global Finance BV
66,000	8.375%, 5/23/2021	71,808
	Petroleos Mexicanos
142,000	6.375%, 2/4/2021	148,888
	Plains All American Pipeline, LP
320,000	5.000%, 2/1/2021	327,213
	Regency Energy Partners, LP
1,080,000	5.000%, 10/1/2022	1,118,404
	Sabine Pass Liquefaction, LLC
142,000	6.250%, 3/15/2022	152,611
142,000	5.625%, 4/15/2023	150,931
1,290,000	5.625%, 3/1/2025	1,375,310
	Schlumberger Holdings Corporation
230,000	3.000%, 12/21/2020[h]	228,179
	Sinopec Group Overseas Development, Ltd.
290,000	1.750%, 9/29/2019[h]	285,086
	Southwestern Energy Company
1,045,000	7.500%, 4/1/2026[j]	1,094,638
	SRC Energy, Inc.
1,270,000	6.250%, 12/1/2025	1,193,800

Principal Amount	Long-Term Fixed Income (45.8%)	Value
Energy (2.8%) - continued
	Sunoco Logistics Partners Operations, LP
$235,000	4.400%, 4/1/2021	$239,035
	Sunoco, LP
375,000	5.500%, 2/15/2026[h]	362,250
565,000	5.875%, 3/15/2028[h]	542,400
	Tallgrass Energy Partners, LP
1,550,000	5.500%, 1/15/2028[h]	1,563,563
	Transocean Guardian, Ltd.
1,155,000	5.875%, 1/15/2024[h]	1,165,106
	Weatherford International, Ltd.
306,000	4.500%, 4/15/2022[j]	267,750
	Western Gas Partners, LP
143,000	4.000%, 7/1/2022	142,350
	Whiting Petroleum Corporation, Convertible
730,000	1.250%, 4/1/2020	700,107
	Williams Partners, LP
280,000	4.500%, 11/15/2023	285,104
	WPX Energy, Inc.
755,000	5.750%, 6/1/2026	764,438

	Total	26,448,478

Financials (7.0%)
	ACE INA Holdings, Inc.
90,000	2.875%, 11/3/2022	88,080
	Aegon NV
1,080,000	3.021%, (USISDA 10Y + 0.100%), 1/15/2019[b,k]	870,972
	AIG Global Funding
288,000	2.150%, 7/2/2020[h]	282,419
	Air Lease Corporation
282,000	2.500%, 3/1/2021	275,449
	Aircastle, Ltd.
228,000	5.000%, 4/1/2023	234,109
	Ally Financial, Inc.
900,000	3.750%, 11/18/2019	896,625
500,000	4.125%, 3/30/2020	501,875
	American Express Company
142,000	3.375%, 5/17/2021	142,068
	American Express Credit Corporation
142,000	2.678%, (LIBOR 3M + 0.330%), 5/3/2019[b]	142,192
142,000	2.200%, 3/3/2020	140,405
245,000	3.382%, (LIBOR 3M + 1.050%), 9/14/2020[b]	248,625
	Ares Capital Corporation
282,000	3.875%, 1/15/2020	283,110
	Athene Global Funding
211,000	4.000%, 1/25/2022[h]	211,417
	Australia & New Zealand Banking Group, Ltd.
315,000	6.750%, 6/15/2026[b,h,j,k]	326,025
	Banco Bilbao Vizcaya Argentaria SA
200,000	6.125%, 11/16/2027[b,j,k]	179,750
	Banco Santander SA
800,000	6.375%, 5/19/2019[b,k]	793,352
200,000	3.457%, (LIBOR 3M + 1.120%), 4/12/2023[b]	200,395
	Bank of America Corporation
141,000	2.369%, 7/21/2021[b]	138,523
282,000	2.328%, 10/1/2021[b]	275,869
282,000	2.738%, 1/23/2022[b]	277,301
284,000	3.499%, 5/17/2022[b]	283,824
276,000	3.004%, 12/20/2023[b]	267,777

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (45.8%)	Value
Financials (7.0%) - continued
$282,000	3.550%, 3/5/2024[b]	$278,694
153,000	3.864%, 7/23/2024[b]	152,959
	Bank of Montreal
250,000	1.500%, 7/18/2019	247,390
214,000	2.100%, 6/15/2020	210,510
	Bank of New York Mellon Corporation
284,000	2.600%, 2/7/2022	277,034
	Bank of Nova Scotia
142,000	2.788%, (LIBOR 3M + 0.440%), 4/20/2021[b]	142,452
213,000	2.700%, 3/7/2022	207,787
	Barclays Bank plc
150,000	5.140%, 10/14/2020	153,699
	Barclays plc
650,000	7.750%, 9/15/2023[b,k]	651,625
250,000	4.338%, 5/16/2024[b]	246,911
	BB&T Corporation
282,000	2.150%, 2/1/2021	275,228
	BNP Paribas SA
450,000	7.625%, 3/30/2021[b,h,j,k]	472,500
	BNZ International Funding, Ltd.
250,000	3.312%, (LIBOR 3M + 0.980%), 9/14/2021[b,h]	253,428
	Capital One Financial Corporation
142,000	2.500%, 5/12/2020	140,229
421,000	3.050%, 3/9/2022	411,554
	Capital One NA
290,000	2.400%, 9/5/2019	288,434
	CBOE Holdings, Inc.
214,000	1.950%, 6/28/2019	212,688
	Central Fidelity Capital Trust I
560,000	3.339%, (LIBOR 3M + 1.000%), 4/15/2027[b]	532,000
	CIT Group, Inc.
1,315,000	5.000%, 8/15/2022	1,343,930
	Citigroup, Inc.
225,000	2.050%, 6/7/2019	223,895
284,000	2.450%, 1/10/2020	281,559
284,000	2.650%, 10/26/2020	280,192
153,000	2.350%, 8/2/2021	148,240
142,000	2.750%, 4/25/2022	137,922
141,000	3.027%, (LIBOR 3M + 0.690%), 10/27/2022[b]	141,069
280,000	3.142%, 1/24/2023[b]	274,619
1,240,000	5.950%, 1/30/2023[b,k]	1,267,553
	Citizens Bank NA
250,000	2.200%, 5/26/2020	245,157
	CNA Financial Corporation
350,000	5.750%, 8/15/2021	370,358
	Commonwealth Bank of Australia
284,000	2.250%, 3/10/2020[h]	280,366
	Compass Bank
325,000	3.500%, 6/11/2021	323,335
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
282,000	3.950%, 11/9/2022	280,169
	Credit Agricole SA
142,000	3.375%, 1/10/2022[h]	139,292
265,000	8.125%, 12/23/2025[b,h,k]	291,493
	Credit Suisse Group AG
826,000	7.500%, 7/17/2023[b,h,k]	849,747
600,000	7.500%, 12/11/2023[b,h,k]	631,464
	Credit Suisse Group Funding Guernsey, Ltd.
426,000	3.800%, 9/15/2022	423,604

Principal Amount	Long-Term Fixed Income (45.8%)	Value
Financials (7.0%) - continued
	Credit Suisse Group Funding, Ltd.
$284,000	3.125%, 12/10/2020	$281,693
	DDR Corporation
211,000	4.625%, 7/15/2022	215,705
	Deutsche Bank AG
141,000	2.700%, 7/13/2020	138,114
426,000	4.250%, 10/14/2021	424,041
	Deutsche Bank AG of New York
100,000	3.950%, 2/27/2023	97,083
	Digital Realty Trust, LP
212,000	2.750%, 2/1/2023	202,441
	Discover Bank
68,000	8.700%, 11/18/2019	71,680
280,000	3.100%, 6/4/2020	278,227
	Fidelity National Financial, Inc.
235,000	5.500%, 9/1/2022	249,550
	Fifth Third Bancorp
213,000	2.600%, 6/15/2022	205,076
	Five Corners Funding Trust
350,000	4.419%, 11/15/2023[h]	359,116
	Goldman Sachs Group, Inc.
282,000	5.375%, 5/10/2020[b,k]	287,640
213,000	2.600%, 12/27/2020	209,571
284,000	5.250%, 7/27/2021	297,315
220,000	3.484%, (LIBOR 3M + 1.170%), 11/15/2021[b]	222,514
284,000	3.000%, 4/26/2022	278,291
208,000	2.876%, 10/31/2022[b]	202,937
141,000	3.366%, (LIBOR 3M + 1.050%), 6/5/2023[b]	142,685
	GS Finance Corporation, Convertible
2,655,000	0.500%, 6/23/2025[c]	2,715,481
	Guardian Life Global Funding
250,000	2.000%, 4/26/2021[h]	241,990
	HCP, Inc.
107,000	3.750%, 2/1/2019	107,056
	Hospitality Properties Trust
95,000	4.250%, 2/15/2021	95,704
	HSBC Holdings plc
426,000	3.400%, 3/8/2021	424,952
284,000	6.875%, 6/1/2021[b,k]	293,940
290,000	3.837%, (LIBOR 3M + 1.500%), 1/5/2022[b]	297,595
325,000	6.375%, 9/17/2024[b,k]	322,250
	Huntington Bancshares, Inc.
185,000	3.150%, 3/14/2021	183,392
	Icahn Enterprises, LP
415,000	6.750%, 2/1/2024	424,856
530,000	6.375%, 12/15/2025	531,987
	ILFC E-Capital Trust II
1,925,000	5.030%, (H15T30Y + 1.800%), 12/21/2065[b,h]	1,742,125
	ING Groep NV
300,000	4.100%, 10/2/2023[e]	299,752
	International Lease Finance Corporation
284,000	4.625%, 4/15/2021	289,744
284,000	5.875%, 8/15/2022	300,362
	J.P. Morgan Chase & Company
211,000	3.001%, (LIBOR 3M + 0.680%), 6/1/2021[b]	212,175
290,000	2.295%, 8/15/2021	281,920
765,000	4.625%, 11/1/2022[b,k]	725,794
560,000	2.972%, 1/15/2023	545,308
213,000	2.776%, 4/25/2023[b]	206,864

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (45.8%)	Value
Financials (7.0%) - continued
$289,000	3.572%, (LIBOR 3M + 1.230%), 10/24/2023[b]	$294,758
	KeyBank NA
250,000	1.600%, 8/22/2019	247,398
	Liberty Mutual Group, Inc.
42,000	5.000%, 6/1/2021[h]	43,228
975,000	10.750%, 6/15/2058*,b	1,467,375
	Lincoln National Corporation
250,000	6.250%, 2/15/2020	259,094
300,000	4.669%, (LIBOR 3M + 2.358%), 5/17/2066[b]	281,064
	Lloyds Bank plc
1,000,000	12.000%, 12/16/2024[b,h,k]	1,222,541
	Lloyds Banking Group plc
285,000	3.000%, 1/11/2022	277,441
1,200,000	6.413%, 10/1/2035[b,h,k]	1,213,500
800,000	6.657%, 5/21/2037[b,h,k]	815,504
	Macquarie Bank, Ltd.
250,000	6.125%, 3/8/2027[b,h,k]	228,125
	MetLife Capital Trust IV
1,422,000	7.875%, 12/15/2037[h]	1,741,950
	MetLife, Inc.
125,000	9.250%, 4/8/2038[h]	168,125
	MGIC Investment Corporation, Convertible
738,000	9.000%, 4/1/2063[h]	989,188
	Mitsubishi UFJ Financial Group, Inc.
250,000	3.394%, (LIBOR 3M + 1.060%), 9/13/2021[b]	253,989
142,000	2.998%, 2/22/2022	138,937
282,000	3.455%, 3/2/2023	278,292
	Mizuho Financial Group, Inc.
250,000	3.474%, (LIBOR 3M + 1.140%), 9/13/2021[b]	254,141
	Morgan Stanley
290,000	2.800%, 6/16/2020	287,712
250,000	2.500%, 4/21/2021	244,239
282,000	5.500%, 7/28/2021	296,822
287,000	3.528%, (LIBOR 3M + 1.180%), 1/20/2022[b]	291,013
141,000	2.750%, 5/19/2022	136,761
110,000	4.875%, 11/1/2022	113,944
282,000	3.125%, 1/23/2023	274,675
	MPT Operating Partnership, LP
850,000	5.500%, 5/1/2024	858,075
	National City Corporation
136,000	6.875%, 5/15/2019	139,505
	Nomura Holdings, Inc.
141,000	2.750%, 3/19/2019	141,055
	Park Aerospace Holdings, Ltd.
1,120,000	5.500%, 2/15/2024[h]	1,146,600
	PNC Bank NA
282,000	2.450%, 11/5/2020	277,312
	Quicken Loans, Inc.
1,480,000	5.750%, 5/1/2025[h]	1,478,150
	Realty Income Corporation
213,000	5.750%, 1/15/2021	222,698
	Regions Financial Corporation
115,000	3.200%, 2/8/2021	114,460
142,000	3.800%, 8/14/2023	141,231
	Reinsurance Group of America, Inc.
212,000	4.700%, 9/15/2023	217,711
	Royal Bank of Canada
284,000	2.125%, 3/2/2020	281,016

Principal Amount	Long-Term Fixed Income (45.8%)	Value
Financials (7.0%) - continued
	Royal Bank of Scotland Group plc
$590,000	7.500%, 8/10/2020[b,k]	$604,012
412,000	8.625%, 8/15/2021[b,k]	441,355
1,145,000	5.125%, 5/28/2024	1,145,605
385,000	7.348%, 9/30/2031[b,k]	481,731
	Santander UK Group Holdings plc
290,000	2.875%, 8/5/2021	282,224
	Simon Property Group, LP
345,000	2.500%, 9/1/2020	340,468
145,000	2.500%, 7/15/2021	141,927
	Societe Generale SA
1,200,000	8.000%, 9/29/2025[b,h,k]	1,265,028
	Standard Chartered plc
290,000	3.452%, (LIBOR 3M + 1.130%), 8/19/2019[b,h]	292,077
	State Street Capital Trust IV
1,655,000	3.334%, (LIBOR 3M + 1.000%), 6/15/2047[b]	1,481,225
	State Street Corporation
95,000	3.222%, (LIBOR 3M + 0.900%), 8/18/2020[b]	96,295
	Sumitomo Mitsui Financial Group, Inc.
282,000	2.934%, 3/9/2021	278,186
285,000	4.007%, (LIBOR 3M + 1.680%), 3/9/2021[b]	293,341
141,000	2.784%, 7/12/2022	136,462
	Sumitomo Mitsui Trust Bank, Ltd.
250,000	2.050%, 3/6/2019[h]	249,303
	SunTrust Banks, Inc.
120,000	2.900%, 3/3/2021	118,622
	Synchrony Financial
141,000	3.000%, 8/15/2019	140,716
35,000	3.578%, (LIBOR 3M + 1.230%), 2/3/2020[b]	35,227
156,000	3.750%, 8/15/2021	154,932
	Toronto-Dominion Bank
90,000	3.262%, (LIBOR 3M + 0.930%), 12/14/2020[b]	91,355
365,000	2.550%, 1/25/2021	359,526
	UBS Group Funding Jersey, Ltd.
282,000	3.000%, 4/15/2021[h]	277,798
	UnitedHealth Group, Inc.
95,000	3.350%, 7/15/2022	94,853
	USB Realty Corporation
1,950,000	3.486%, (LIBOR 3M + 1.147%), 1/15/2022[b,h,k]	1,750,125
	Ventas Realty, LP
142,000	3.100%, 1/15/2023	137,862
	Wachovia Capital Trust II
307,000	2.839%, (LIBOR 3M + 0.500%), 1/15/2027[b]	283,208
	Wand Merger Corporation
1,100,000	8.125%, 7/15/2023[h]	1,152,030
	Wells Fargo & Company
280,000	2.100%, 7/26/2021	269,599
144,000	2.625%, 7/22/2022	139,057
287,000	3.452%, (LIBOR 3M + 1.110%), 1/24/2023[b]	290,582
335,000	3.572%, (LIBOR 3M + 1.230%), 10/31/2023[b]	341,632
	Welltower, Inc.
213,000	4.950%, 1/15/2021	218,441

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (45.8%)	Value
Financials (7.0%) - continued
	Westpac Banking Corporation
$375,000	3.172%, (LIBOR 3M + 0.850%), 8/19/2021[b]	$380,314

	Total	65,158,921

Mortgage-Backed Securities (6.6%)
	Antler Mortgage Trust
3,000,000	4.335%, 7/25/2022, Ser. 2018-RTL1, Class A1*,c	2,999,400
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
1,615,999	5.250%, 6/25/2035, Ser. 2005-3, Class 4A6	1,642,631
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
11,900,000	4.000%, 10/1/2048[e]	12,015,648
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
8,700,000	5.000%, 10/1/2048[e]	9,132,960
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
575,000	3.500%, 10/1/2048[e]	565,842
9,600,000	4.000%, 10/1/2048[e]	9,693,504
21,075,000	4.500%, 10/1/2048[e]	21,741,004
	Merrill Lynch Alternative Note Asset Trust
3,078,229	2.366%, (LIBOR 1M + 0.150%), 1/25/2037, Ser. 2007-A1, Class A2Bb	1,377,504
	Radnor RE, Ltd.
2,300,000	4.916%, (LIBOR 1M + 2.700%), 3/25/2028, Ser. 2018-1, Class M2*,b	2,325,677

	Total	61,494,170

Technology (1.8%)
	Alliance Data Systems Corporation
650,000	5.375%, 8/1/2022[h]	654,875
	Apple, Inc.
284,000	2.850%, 5/6/2021	282,563
284,000	2.688%, (LIBOR 3M + 0.350%), 5/11/2022[b]	286,997
282,000	2.400%, 1/13/2023	272,133
	Baidu, Inc.
143,000	3.000%, 6/30/2020	141,692
	Broadcom Corporation
288,000	2.650%, 1/15/2023	271,861
285,000	3.625%, 1/15/2024	276,391
	Carbonite, Inc., Convertible
410,000	2.500%, 4/1/2022	615,000
	Citrix Systems, Inc., Convertible
492,000	0.500%, 4/15/2019	755,660
	CommScope Technologies Finance, LLC
965,000	6.000%, 6/15/2025[h]	995,880
	Cypress Semiconductor Corporation, Convertible
600,000	4.500%, 1/15/2022	754,004
	Diamond 1 Finance Corporation
260,000	3.480%, 6/1/2019[h]	260,661
284,000	5.450%, 6/15/2023[h]	298,307

Principal Amount	Long-Term Fixed Income (45.8%)	Value
Technology (1.8%) - continued
	Equinix, Inc.
$950,000	5.750%, 1/1/2025	$974,937
	Fidelity National Information Services, Inc.
51,000	3.625%, 10/15/2020	51,276
375,000	2.250%, 8/15/2021	362,093
	Harland Clarke Holdings Corporation
990,000	8.375%, 8/15/2022[h]	949,162
	Hewlett Packard Enterprise Company
365,000	3.600%, 10/15/2020	366,723
	Inception Merger Sub, Inc.
945,000	8.625%, 11/15/2024[h,j]	920,194
	Intel Corporation
160,000	1.700%, 5/19/2021	154,554
95,000	3.100%, 7/29/2022	94,356
	Intel Corporation, Convertible
756,000	3.250%, 8/1/2039	1,735,020
	Marvell Technology Group, Ltd.
142,000	4.200%, 6/22/2023	141,267
	Microchip Technology, Inc., Convertible
244,000	1.625%, 2/15/2027	259,732
	Micron Technology, Inc., Convertible
600,000	3.000%, 11/15/2043	929,829
	Microsoft Corporation
284,000	2.400%, 2/6/2022	277,370
	NetApp, Inc.
211,000	2.000%, 9/27/2019	209,123
	NXP BV
755,000	3.875%, 9/1/2022[h]	747,450
	ON Semiconductor Corporation, Convertible
275,000	1.625%, 10/15/2023	308,767
	Oracle Corporation
95,000	2.500%, 5/15/2022	92,447
	Red Hat, Inc., Convertible
128,000	0.250%, 10/1/2019	236,461
	Seagate HDD Cayman
535,000	4.750%, 1/1/2025	512,758
	Splunk, Inc., Convertible
615,000	0.500%, 9/15/2023[h]	634,830
	Texas Instruments, Inc.
95,000	1.750%, 5/1/2020	93,298
	Verint Systems, Inc., Convertible
182,000	1.500%, 6/1/2021	187,447
	Vishay Intertechnology, Inc., Convertible
700,000	2.250%, 6/15/2025[h]	650,789
	VMware, Inc.
141,000	2.300%, 8/21/2020	138,218

	Total	16,894,125

Transportation (0.4%)
	American Airlines Pass Through Trust
90,630	4.950%, 1/15/2023	92,864
	Avis Budget Car Rental, LLC
510,000	5.125%, 6/1/2022[h]	523,451
	Delta Air Lines, Inc.
213,000	2.875%, 3/13/2020	211,264
48,889	4.950%, 11/23/2020	49,195
	J.B. Hunt Transport Services, Inc.
95,000	3.300%, 8/15/2022	93,161
	Ryder System, Inc.
305,000	3.500%, 6/1/2021	304,710

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (45.8%)	Value
Transportation (0.4%) - continued
	Union Pacific Corporation
$213,000	3.750%, 7/15/2025	$212,923
	United Airlines Pass Through Trust
90,000	3.700%, 12/1/2022	88,857
	United Continental Holdings, Inc.
1,190,000	4.250%, 10/1/2022	1,178,100
	XPO Logistics, Inc.
638,000	6.500%, 6/15/2022[h]	658,735

	Total	3,413,260

Utilities (1.0%)
	Alabama Power Company
142,000	2.450%, 3/30/2022	137,593
	Ameren Corporation
90,000	2.700%, 11/15/2020	88,789
	Berkshire Hathaway Energy Company
395,000	2.400%, 2/1/2020	391,726
	Calpine Corporation
870,000	6.000%, 1/15/2022[h]	879,353
520,000	5.375%, 1/15/2023	488,800
	CenterPoint Energy, Inc.
142,000	2.500%, 9/1/2022	135,692
	Consolidated Edison, Inc.
142,000	2.000%, 3/15/2020	139,619
	Dominion Energy, Inc.
282,000	2.579%, 7/1/2020	278,331
	Duke Energy Corporation
282,000	2.400%, 8/15/2022	269,744
	Dynegy, Inc.
1,200,000	7.375%, 11/1/2022	1,248,216
	Edison International
142,000	2.125%, 4/15/2020	139,225
	Emera U.S. Finance, LP
150,000	2.150%, 6/15/2019	149,031
	Eversource Energy
141,000	2.500%, 3/15/2021	138,501
	Exelon Generation Company, LLC
144,000	5.200%, 10/1/2019	147,022
213,000	2.950%, 1/15/2020	212,414
	FirstEnergy Corporation
214,000	2.850%, 7/15/2022	206,836
	Fortis, Inc.
250,000	2.100%, 10/4/2021	238,818
	NextEra Energy Capital Holdings, Inc.
120,000	2.300%, 4/1/2019	119,768
	NiSource, Inc.
230,000	3.650%, 6/15/2023[h]	227,081
1,500,000	5.650%, 6/15/2023[b,h,k]	1,485,000
	Pinnacle West Capital Corporation
141,000	2.250%, 11/30/2020	137,420
	PPL Capital Funding, Inc.
350,000	3.500%, 12/1/2022	346,396
	PSEG Power, LLC
60,000	3.000%, 6/15/2021	59,066
	Southern Company
255,000	1.850%, 7/1/2019	253,081
141,000	2.350%, 7/1/2021	136,713
	TerraForm Power Operating, LLC
1,110,000	5.000%, 1/31/2028[h]	1,032,300

Principal Amount	Long-Term Fixed Income (45.8%)	Value
Utilities (1.0%) - continued
	TransCanada Trust
$725,000	5.875%, 8/15/2076[b]	$740,406

	Total	9,826,941

	Total Long-Term Fixed Income (cost $426,238,514)	429,478,911

Shares	Common Stock (30.2%)	Value
Consumer Discretionary (4.3%)
3,835	Amazon.com, Inc.[m]	7,681,505
48,173	American Axle & Manufacturing Holdings, Inc.[m]	840,137
2,300	AOKI Holdings, Inc.	31,448
2,000	Aoyama Trading Company, Ltd.	61,424
3,600	Autobacs Seven Company, Ltd.	61,774
2,875	Berkeley Group Holdings plc	137,733
1,567	Booking Holdings, Inc.[m]	3,108,928
33,300	Bridgestone Corporation	1,258,523
31,585	Bunzl plc	992,980
4,792	Burlington Stores, Inc.[m]	780,713
67,352	Caesars Entertainment Corporation[m]	690,358
67,763	Carnival Corporation	4,321,246
1,049	Charter Communications, Inc.[m]	341,848
2,900	Chiyoda Company, Ltd.	57,155
1,215	Cie Generale des Etablissements Michelin	145,017
4,700	DCM Holdings Company, Ltd.	42,706
5,846	DISH Network Corporation[m]	209,053
8,877	Dollar Tree, Inc.[m]	723,919
28,190	General Motors Company	949,157
42,300	Honda Motor Company, Ltd.	1,273,918
14,563	Inchcape plc	126,806
1,777	Ipsos SA	54,409
310,541	ITV plc	637,348
80	Kering SA	42,908
26,800	Las Vegas Sands Corporation	1,590,044
35	Lear Corporation	5,075
16,717	Magna International, Inc.	878,144
14,441	Mediaset Espana Comunicacion SA	105,133
4,275	Netflix, Inc.[m]	1,599,406
3,152	Next plc	225,578
16,000	NHK Spring Company, Ltd.	166,390
24,689	NIKE, Inc.	2,091,652
140,100	Nissan Motor Company, Ltd.	1,310,990
14,481	Nutrisystem, Inc.	536,521
18,107	Peugeot SA	488,449
2,000	Plenus Company, Ltd.[j]	32,592
7,666	ProSiebenSat.1 Media AG	198,611
260	RTL Group SA	18,545
5,600	Sangetsu Company, Ltd.	109,886
8,300	Sankyo Company, Ltd.	324,690
87,300	Sekisui House, Ltd.	1,331,260
23,733	Seven West Media, Ltd.[m]	17,126
3,700	SHIMAMURA Company, Ltd.	350,977
9,492	Six Flags Entertainment Corporation	662,731
11,700	Sumitomo Rubber Industries, Ltd.	175,690
9,138	Super Retial Group, Ltd.	58,562
1,000	Takara Standard Company, Ltd.	17,507
22,239	Toll Brothers, Inc.	734,554
21,900	Toyoda Gosei Company, Ltd.	540,848
18,000	TV Asahi Holdings Corporation	345,945
8,602	Walt Disney Company	1,005,918
34,590	Wendy’s Company	592,873
1,000	Whirlpool Corporation	118,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (30.2%)	Value
Consumer Discretionary (4.3%) - continued
4,262	Wolters Kluwer NV	$265,693

	Total	40,471,153

Consumer Staples (1.5%)
32,527	Altria Group, Inc.	1,961,703
3,400	Arcs Company, Ltd.	92,183
5,050	Bunge, Ltd.	346,985
46,015	Cott Corporation	743,142
25,901	Empire Company, Ltd.	472,039
4,326	ForFarmers BV	48,942
22,787	Imperial Brands plc	792,946
69,100	Japan Tobacco, Inc.	1,804,429
26,115	Koninklijke Ahold Delhaize NV	599,144
41,800	Kroger Company	1,216,798
1,150	Loblaw Companies, Ltd.	59,083
1,000	Ministop Company, Ltd.	19,206
1,100	NH Foods, Ltd.	40,637
21,822	Philip Morris International, Inc.	1,779,366
9,869	Swedish Match AB	504,457
14,240	Turning Point Brands, Inc.	590,390
19,325	Unilever NV	1,074,949
28,231	Unilever plc	1,550,854
19,325	Wesfarmers, Ltd.	695,880

	Total	14,393,133

Energy (1.9%)
5,057	BP plc	38,761
9,305	Contura Energy, Inc.[j,m]	737,421
43,050	Enbridge, Inc.	1,390,084
2,316	Eni SPA	43,656
69,050	Enterprise Products Partners, LP	1,983,807
695	Gaztransport Et Technigaz SA	52,692
20,547	Halliburton Company	832,770
31,190	Marathon Petroleum Corporation	2,494,264
10,454	OMV AG	586,459
19,099	Parsley Energy, Inc.[m]	558,646
8,480	Petrofac, Ltd.	71,307
19,660	Pioneer Natural Resources Company	3,424,575
2,089	Royal Dutch Shell plc, Class A	71,629
47,503	Royal Dutch Shell plc, Class B	1,662,926
19,700	TechnipFMC plc	615,625
9,913	Total SA	644,550
9,913	Total SA, DRIP[c,m]	425
2,041	Whiting Petroleum Corporation[m]	108,255
60,000	Williams Companies, Inc.	1,631,400
32,159	WPX Energy, Inc.[m]	647,039

	Total	17,596,291

Financials (3.9%)
2,958	Aareal Bank AG	123,338
316	Allianz SE	70,331
4,791	Anima Holding SPA[h]	23,476
340,096	Apollo Investment Corporation	1,850,122
16,150	Arch Capital Group, Ltd.[m]	481,432
210,799	Ares Capital Corporation	3,623,635
6,360	Arthur J. Gallagher & Company	473,438
17,500	Assured Guaranty, Ltd.	739,025
3,000	ASX, Ltd.	137,991
37,366	Australia & New Zealand Banking Group, Ltd.	760,649
35,645	Banca Monte dei Paschi di Siena SPA[j,m]	92,548
10,906	Banco de Sabadell SA	16,860
33,563	Bank of America Corporation	988,766
14,947	Bankinter SA	137,300
18,713	Barclays plc	41,506

Shares	Common Stock (30.2%)	Value
Financials (3.9%) - continued
5,890	BOK Financial Corporation	$572,979
155,210	CaixaBank SA	705,883
33,868	CI Financial Corporation	537,787
40,413	Citigroup, Inc.	2,899,229
20,053	CNP Assurances	483,391
5,055	Direct Line Insurance Group plc	21,336
46,826	DnB ASA	985,430
34,240	E*TRADE Financial Corporation[m]	1,793,834
17,080	Essent Group, Ltd.[m]	755,790
9,046	Euronext NVh	594,370
28,567	Finecobank Banca Fineco SPA	380,938
81,470	FlexiGroup, Ltd.	112,736
8,673	Genworth MI Canada, Inc.[j]	285,978
9,204	Goldman Sachs Group, Inc.	2,063,905
197,896	Golub Capital BDC, Inc.	3,710,550
5,838	Hannover Rueckversicherung SE	824,023
53,720	HSBC Holdings plc	468,730
8,580	IBERIABANK Corporation	697,983
32,683	KeyCorp	650,065
364	Markel Corporation[m]	432,610
6,300	Matsui Securities Company, Ltd.	66,205
497,409	Medibank Private, Ltd.	1,045,914
198,900	Mizuho Financial Group, Inc.	346,643
10,121	National Bank of Canada	505,482
2,744	Paragon Banking Group plc	17,115
4,192	Pargesa Holding SA	336,801
19,244	Santander Consumer USA Holdings Inc.	385,650
3,100	Senshu Ikeda Holdings, Inc.	10,396
22,885	State Street Corporation	1,917,305
3,120	Sun Life Financial, Inc.	124,037
46,713	Synchrony Financial	1,451,840
430	Topdanmark AS	19,653
23,900	United Community Banks, Inc.	666,571
7,969	Wells Fargo & Company	418,851
12,122	Zions Bancorporation	607,918

	Total	36,458,345

Health Care (3.3%)
18,900	Acadia Healthcare Company, Inc.[m]	665,280
3,576	Amplifon SPA	79,283
6,873	Anthem, Inc.	1,883,546
31,500	BioMarin Pharmaceutical, Inc.[m]	3,054,555
19,287	Celgene Corporation[m]	1,725,994
5,563	Danaher Corporation	604,476
348	Gerresheimer AG	29,379
29,130	Gilead Sciences, Inc.	2,249,127
13,212	GlaxoSmithKline plc	264,964
49,716	GlaxoSmithKline plc ADR	1,997,092
2,810	Illumina, Inc.[m]	1,031,439
5,700	Jazz Pharmaceuticals, Inc.[m]	958,341
4,400	KYORIN Holdings, Inc.	90,932
463	LNA Sante	28,716
36,557	Medtronic plc	3,596,112
2,700	Miraca Holdings, Inc.	70,238
19,068	Novartis AG	1,641,344
42,344	Novo Nordisk AS	1,992,923
6,671	Roche Holding AG	1,613,151
3,849	Teleflex, Inc.	1,024,180
34,754	Teva Pharmaceutical Industries, Ltd. ADR	748,601
18,429	UnitedHealth Group, Inc.	4,902,851
4,384	Waters Corporation[m]	853,477

	Total	31,106,001

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (30.2%)	Value
Industrials (2.9%)
18,441	ACS Actividades de Construccion y Servicios, SAm	$783,241
1,212	Atlantia SPA	25,145
30,709	Atlas Copco AB, Class A	883,136
27,183	Atlas Copco AB, Class B	724,242
5,600	Boeing Company	2,082,640
9,903	Brink’s Company	690,734
12,492	Caterpillar, Inc.	1,904,905
1,867	CIA De Distribucion Integral	47,965
44,941	CSX Corporation	3,327,881
12,102	Dycom Industries, Inc.[m]	1,023,829
3,265	Ferguson plc	276,945
40,094	GWA Group, Ltd.	90,410
13,800	Hino Motors, Ltd.	151,108
975	Hochtief AG	161,631
16,346	Honeywell International, Inc.	2,719,974
2,900	Huntington Ingalls Industries, Inc.	742,632
5,000	Inaba Denki Sangyo Company, Ltd.	220,773
21,100	Jacobs Engineering Group, Inc.	1,614,150
9,884	Kirby Corporation[m]	812,959
10,128	Masonite International Corporation[m]	649,205
4,000	Mitsuboshi Belting, Ltd.	105,607
3,300	Monadelphous Group, Ltd.	38,335
15,579	National Express Group plc	79,232
13,000	Nitto Kogyo Corporation	240,407
6,656	Nobina ABh	47,552
4,751	Northgate plc	25,748
9,770	Oshkosh Corporation	696,015
36,810	PageGroup plc	274,300
1,156	Rockwool International AS	494,634
7,840	Sandvik AB	138,801
3,547	Schindler Holding AG, Participation Certificate	885,177
5,392	Schneider Electric SE	432,961
47	SGS SA	123,748
5,500	ShinMaywa Industries, Ltd.	74,547
34,210	SKF AB	673,150
9,716	Smiths Group plc	189,174
2,059	Spirax-Sarco Engineering plc	195,610
69,000	Sumitomo Electric Industries, Ltd.	1,082,725
1,800	Taikisha, Ltd.	58,784
5,100	Toppan Forms Company, Ltd.	49,034
24,500	Toppan Printing Company, Ltd.	393,346
600	Toshiba Machine Company, Ltd.	13,416
11,339	Transcontinental, Inc.	201,032
4,000	Tsubakimoto Chain Company	185,185
10,119	Vinci SA	962,719
6,368	WABCO Holdings, Inc.[m]	751,042
2,100	Yuasa Trading Company, Ltd.	75,401

	Total	27,421,187

Information Technology (6.4%)
27,442	Advanced Micro Devices, Inc.[m]	847,683
9,000	Akamai Technologies, Inc.[m]	658,350
1,820	Alphabet, Inc., Class Am	2,196,886
2,047	Alphabet, Inc., Class Cm	2,443,033
10,955	Amadeus IT Holding SA	1,015,406
28,123	Apple, Inc.	6,348,486
11,800	Autodesk, Inc.[m]	1,842,098
9,009	Belden, Inc.	643,333
14,600	Blackline, Inc.[m]	824,462
11,900	Canon, Inc.	377,344
9,376	Capgemini SA	1,180,417
11,863	Carsales.com, Ltd.	123,979
22,857	CGI Group, Inc.[m]	1,473,720
18,899	Ciena Corporation[m]	590,405

Shares	Common Stock (30.2%)	Value
Information Technology (6.4%) - continued
93,125	Cisco Systems, Inc.	$4,530,531
14,310	Dolby Laboratories, Inc.	1,001,271
3,971	F5 Networks, Inc.[m]	791,897
15,480	Facebook, Inc.[m]	2,545,841
6,405	Halma plc	120,587
100	Hirose Electric Company, Ltd.	10,923
3,884	Intel Corporation	183,674
23,423	Juniper Networks, Inc.	701,987
69,800	Konica Minolta Holdings, Inc.	742,808
1,500	Kulicke and Soffa Industries, Inc.	35,760
1,729	Lam Research Corporation	262,289
50,290	Lattice Semiconductor Corporation[m]	402,320
9,300	MasterCard, Inc.	2,070,273
45,200	Micron Technology, Inc.[m]	2,044,396
39,230	Microsoft Corporation	4,486,735
6,800	NEC Networks & System Integration Corporation	157,698
6,235	New Relic, Inc.[m]	587,524
4,936	NVIDIA Corporation	1,387,115
6,062	NXP Semiconductors NV	518,301
40,830	PayPal Holdings, Inc.[m]	3,586,507
4,017	Red Hat, Inc.[m]	547,437
38,838	RELX plc	815,955
44,103	RELX plc	927,784
2,500	Ryoyo Electro Corporation	38,650
11,770	Salesforce.com, Inc.[m]	1,871,783
4,763	Seagate Technology plc	225,528
37,600	Shinko Electric Industries Company, Ltd.	316,450
221	Siltronic AG	27,026
3,611	TE Connectivity, Ltd.	317,515
1,300	Tokyo Seimitsu Company, Ltd.	33,887
21,997	Twitter, Inc.[m]	626,035
28,930	Visa, Inc.	4,342,104
34,289	Xilinx, Inc.	2,748,949

	Total	59,573,142

Materials (1.4%)
1,940	Ashland Global Holdings, Inc.	162,688
18,406	BASF SE	1,633,222
51,754	BHP Billiton plc	1,129,361
29,868	BHP Billiton, Ltd.	744,040
4,927	Canfor Corporation[m]	91,853
6,473	Crown Holdings, Inc.[m]	310,704
29,400	Daicel Corporation	341,512
1,846	Eagle Materials, Inc.	157,353
21,345	Evonik Industries AG	763,402
3,209	FMC Corporation	279,761
1,012	Fuchs Petrolub SE	56,472
13,109	Granges AB	156,112
1,789	Hexpol AB	19,686
2,800	Hitachi Chemical Company, Ltd.	56,979
3,300	Hokuetsu Corporation	17,971
5,400	JSR Corporation	100,811
30,600	Kuraray Company, Ltd.	460,026
12,900	Kyoei Steel, Ltd.[j]	251,576
10,739	Methanex Corporation	849,455
20,132	Mondi plc	551,212
6,081	Navigator Company SA	29,794
4,374	Neenah, Inc.	377,476
13,700	Nippon Kayaku Company, Ltd.	162,929
9,600	Nippon Light Metal Holdings Company, Ltd.	21,453
46,300	Nippon Steel & Sumitomo Metal Corporation	979,368
4,050	Packaging Corporation of America	444,244

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (30.2%)	Value
Materials (1.4%) - continued
90	Rio Tinto, Ltd.	$5,119
35,813	Sandfire Resources NL	192,119
700	Sanyo Special Steel Company, Ltd.	17,078
4,970	Sensient Technologies Corporation	380,255
9,341	SSAB AB, Class A	46,885
3,700	Taiheiyo Cement Corporation	116,043
1,900	Taiyo Holdings Company, Ltd.	73,324
8,200	Toagosei Company, Ltd.	94,613
1,400	Ube Industries, Ltd.	38,089
36,570	UPM-Kymmene Oyj	1,434,236
15,234	Verso Corporation[m]	512,929
1,600	Yamato Kogyo Company, Ltd.	49,618

	Total	13,109,768

Real Estate (3.6%)
2,550	Acadia Realty Trust	71,476
978	Agree Realty Corporation	51,951
2,000	Alexander & Baldwin, Inc.	45,380
9,509	Alexandria Real Estate Equities, Inc.	1,196,137
1,300	American Assets Trust, Inc.	48,477
4,150	American Campus Communities, Inc.	170,814
13,570	American Tower Corporation	1,971,721
4,850	Apartment Investment & Management Company	214,030
1,500	Armada Hoffler Properties, Inc.	22,665
3,445	Artis Real Estate Investment Trust	31,339
5,300	AvalonBay Communities, Inc.	960,095
6,632	Boston Properties, Inc.	816,333
11,805	Camden Property Trust	1,104,594
2,500	CareTrust REIT, Inc.	44,275
2,400	Cedar Realty Trust, Inc.	11,184
1,400	Chatham Lodging Trust	29,246
1,838	Chesapeake Lodging Trust	58,945
500	Community Healthcare Trust, Inc.	15,490
3,650	CoreCivic, Inc.	88,804
1,050	CoreSite Realty Corporation	116,697
3,150	Corporate Office Properties Trust	93,964
12,961	Cousins Properties, Inc.	115,223
17,628	Crown Castle International Corporation	1,962,525
4,950	CyrusOne, Inc.	313,830
3,500	Daito Trust Construction Company, Ltd.	451,031
6,175	DiamondRock Hospitality Company	72,062
10,548	Digital Realty Trust, Inc.	1,186,439
4,900	Douglas Emmett, Inc.	184,828
39,041	Duke Realty Corporation	1,107,593
1,800	Easterly Government Properties, Inc.	34,866
986	EastGroup Properties, Inc.	94,281
1,979	EPR Properties	135,383
3,258	Equinix, Inc.	1,410,356
11,300	Equity Residential	748,738
1,980	Essex Property Trust, Inc.	488,486
3,850	Extra Space Storage, Inc.	333,564
2,200	Federal Realty Investment Trust	278,234
3,850	First Industrial Realty Trust, Inc.	120,890
2,050	Four Corners Property Trust, Inc.	52,664
3,750	GEO Group, Inc.	94,350
1,000	Getty Realty Corporation	28,560
2,250	Global Net Lease, Inc.	46,912
3,000	Government Properties Income Trust	33,870
31,000	Hang Lung Properties, Ltd.	60,474
14,500	HCP, Inc.	381,640
3,800	Healthcare Realty Trust, Inc.	111,188
1,100	Hersha Hospitality Trust	24,937
3,100	Highwoods Properties, Inc.	146,506

Shares	Common Stock (30.2%)	Value
Real Estate (3.6%) - continued
1,700	Hitachi High-Technologies Corporation	$58,698
5,000	Hospitality Properties Trust	144,200
42,982	Host Hotels & Resorts, Inc.	906,920
75,000	Hysan Development Company, Ltd.	378,755
2,600	Independence Realty Trust, Inc.	27,378
8,600	Iron Mountain, Inc.	296,872
2,000	iSTAR Financial, Inc.	22,340
2,790	JBG SMITH Properties	102,756
3,100	Kilroy Realty Corporation	222,239
13,059	Kimco Realty Corporation	218,608
2,500	Kite Realty Group Trust	41,625
2,570	Lamar Advertising Company	199,946
3,400	LaSalle Hotel Properties	117,606
5,700	Liberty Property Trust	240,825
1,364	Life Storage, Inc.	129,798
1,200	LTC Properties, Inc.	52,932
3,300	Macerich Company	182,457
2,750	Mack-Cali Realty Corporation	58,465
11,250	Medical Properties Trust, Inc.	167,737
3,466	Mid-America Apartment Communities, Inc.	347,224
4,700	National Retail Properties, Inc.	210,654
1,716	National Storage Affiliates Trust	43,655
6,050	Omega Healthcare Investors, Inc.	198,259
2,100	Pennsylvania REIT	19,866
1,776	PotlatchDeltic Corporation	72,727
24,888	Prologis, Inc.	1,687,158
565	PS Business Parks, Inc.	71,806
6,042	Public Storage, Inc.	1,218,248
2,214	Quebecor, Inc.	44,395
2,400	Ramco-Gershenson Properties Trust	32,640
3,900	Rayonier, Inc. REIT	131,859
8,760	Realty Income Corporation	498,356
13,730	Regency Centers Corporation	887,919
3,450	Retail Opportunity Investments Corporation	64,412
23,000	Road King Infrastructure, Ltd.	39,388
5,466	Sabra Health Care REIT, Inc.	126,374
300	Saul Centers, Inc.	16,800
3,550	SBA Communications Corporation[m]	570,237
7,326	Senior Housing Property Trust	128,645
11,437	Simon Property Group, Inc.	2,021,490
2,750	SL Green Realty Corporation	268,208
3,160	Summit Hotel Properties, Inc.	42,755
7,500	Swire Pacific, Ltd.	82,137
2,883	Tanger Factory Outlet Centers, Inc.	65,963
1,800	Taubman Centers, Inc.	107,694
8,250	UDR, Inc.	333,548
5,100	Uniti Group, Inc.	102,765
300	Universal Health Realty Income Trust	22,323
3,200	Urban Edge Properties	70,656
900	Urstadt Biddle Properties, Inc.	19,161
11,000	Ventas, Inc.	598,180
7,470	Vornado Realty Trust	545,310
5,700	Washington Prime Group, Inc.	41,610
3,600	Weingarten Realty Investors	107,136
11,480	Welltower, Inc.	738,394
23,050	Weyerhaeuser Company	743,824
55,400	Wing Tai Holdings, Ltd.	79,035

	Total	33,154,015

Telecommunications Services (0.3%)
2,260	Freenet AGj	54,257
161,636	KCOM Group plc	197,616
13,400	NTT DOCOMO, Inc.	360,159

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (30.2%)	Value
Telecommunications Services (0.3%) - continued
51,736	Telenor ASA	$1,011,730
22,743	Zayo Group Holdings, Inc.[m]	789,637

	Total	2,413,399

Utilities (0.7%)
2,377	Alpha Natural Resources Holdings, Inc.[m]	88,543
8,944	ANR, Inc.[m]	335,400
34,030	Enagas SA	917,217
16,912	MDU Resources Group, Inc.	434,469
38,800	Osaka Gas Company, Ltd.	757,632
72,100	PG&E Corporation[m]	3,317,321
12,924	PNM Resources, Inc.	509,852
21,614	Vistra Energy Corporation[m]	537,756

	Total	6,898,190

	Total Common Stock (cost $243,962,534)	282,594,624

Shares	Registered Investment Companies (5.9%)	Value
Affiliated Fixed Income Holdings (4.7%)
4,742,329	Thrivent Core Emerging Markets Debt Fund	43,819,122

	Total	43,819,122

Equity Funds/Exchange Traded Funds (0.5%)
12,069	Altaba, Inc.[m]	822,140
57,592	Materials Select Sector SPDR Fund[j]	3,336,305
12,416	SPDR S&P Homebuilders ETF[j]	477,271

	Total	4,635,716

Fixed Income Funds/Exchange Traded Funds (0.7%)
130,841	Invesco Senior Loan ETF	3,031,586
49,500	Vanguard Short-Term Corporate
	Bond ETF	3,868,920

	Total	6,900,506

	Total Registered Investment Companies (cost $57,304,991)	55,355,344

Shares	Preferred Stock (1.4%)	Value
Consumer Staples (0.2%)
31,000	CHS, Inc., 6.750%[b,k]	813,130
48,800	CHS, Inc., 7.100%[b,k]	1,316,624

	Total	2,129,754

Energy (0.3%)
155,540	Crestwood Equity Partners, LP, 9.250%[k]	1,493,184
45,925	NuStar Logistics, LP, 9.073%[b]	1,159,606

	Total	2,652,790

Financials (0.8%)
8,335	Agribank FCB, 6.875%[b,k]	858,505
12,970	CoBank ACB, 6.250%[b,k]	1,348,880
20,947	Federal National Mortgage Association, 0.000%[k,m]	115,418
945	First Tennessee Bank NA, 3.750%[b,h,k]	727,650
38,150	GMAC Capital Trust I, 8.099%[b]	1,003,345
27,084	Morgan Stanley, 7.125%[b,k]	760,790
2,214	Wells Fargo & Company, Convertible, 7.500%[j,k]	2,858,008

	Total	7,672,596

Shares	Preferred Stock (1.4%)	Value
Real Estate (0.1%)
35,750	Colony Capital, Inc., 8.75%[k]	$915,915

	Total	915,915

	Total Preferred Stock (cost $13,088,730)	13,371,055

Shares	Collateral Held for Securities Loaned (1.6%)	Value
14,803,896	Thrivent Cash Management Trust	14,803,896

	Total Collateral Held for Securities Loaned (cost $14,803,896)	14,803,896

Shares or Principal Amount	Short-Term Investments (10.8%)	Value
	Federal Home Loan Bank Discount Notes
400,000	1.990%, 10/30/2018[n,o]	399,320
1,600,000	2.020%, 11/6/2018[n,o]	1,596,560
200,000	2.130%, 11/21/2018[n,o]	199,391
800,000	2.100%, 11/28/2018[n,o]	797,229
100,000	2.110%, 11/30/2018[n,o]	99,641
	Thrivent Core Short-Term Reserve Fund
9,791,294	2.340%	97,912,939

	Total Short-Term Investments (cost $101,005,051)	101,005,080

	Total Investments (cost $976,903,969) 108.5%	$1,016,376,399

	Other Assets and Liabilities, Net (8.5%)	(79,637,740)

	Total Net Assets 100.0%	$936,738,659

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of September 28, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	Defaulted security. Interest is not being accrued.
g	In bankruptcy. Interest is not being accrued.
h

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 28, 2018, the value of these investments was $112,295,107 or 12.0% of total net assets.

i

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 28, 2018.

j	All or a portion of the security is on loan.
k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 28, 2018

(unaudited)

l

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

m	Non-income producing security.
n	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Diversified Income Plus Fund as of September 28, 2018 was $61,426,624 or 6.6% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of September 28, 2018.

Security	Acquisition Date	Cost
AJAX Mortgage Loan Trust, 4/25/2057	5/19/2017	$987,887
Antler Mortgage Trust, 7/25/2022	9/21/2018	2,999,964
Apidos CLO XVIII, 7/22/2026	4/4/2017	900,000
Apidos CLO XXIV, 10/20/2030	8/23/2018	2,070,000
Babson CLO, Ltd., 7/20/2029	5/18/2018	1,900,000
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	1,950,445
Cascade Funding Mortgage Trust, 6/25/2048	6/29/2018	1,872,575
CIM Trust, 12/25/2057	4/23/2018	1,632,792
CLUB Credit Trust, 4/17/2023	6/14/2017	20,777
COLT Mortgage Loan Trust, 9/25/2046	9/9/2016	340,348
Digicel, Ltd., 4/15/2021	6/9/2014	1,421,059
Foundation Finance Trust, 7/15/2033	12/6/2017	1,150,444
Harley Marine Financing, LLC, 5/15/2043	5/9/2018	1,979,979
Homeward Opportunities Fund Trust, 6/25/2048	7/31/2018	1,900,694
Liberty Mutual Group, Inc., 6/15/2058	1/12/2009	1,047,313
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	1,950,000
Myers Park CLO, Ltd., 10/20/2030	8/16/2018	1,875,000
Neuberger Berman CLO XIV, Ltd., 1/28/2030	5/21/2018	757,343
Neuberger Berman CLO, Ltd., 4/22/2029	5/24/2018	1,010,757
Oak Hill Advisors Residential Loan Trust, 6/25/2057	8/8/2017	1,412,950
Oaktown Re II, Ltd., 7/25/2028	7/19/2018	2,500,000
Octagon Investment Partners XX, Ltd., 8/12/2026	4/21/2017	1,350,000
OHA Credit Funding 1, Ltd., 10/20/2030	8/24/2018	1,600,000
OZLM Funding II, Ltd., 7/30/2031	8/17/2018	3,200,000
Preston Ridge Partners Mortgage Trust, LLC, 9/25/2022	9/27/2017	812,846
Preston Ridge Partners Mortgage Trust, LLC, 1/25/2022	1/24/2017	518,811
Preston Ridge Partners Mortgage Trust, LLC, 4/25/2023	4/26/2018	1,840,559
Radnor RE, Ltd., 3/25/2028	6/25/2018	1,751,070
Radnor RE, Ltd., 3/25/2028	3/13/2018	2,300,000

Security	Acquisition Date	Cost
RCO 2017-INV1 Trust, 11/25/2052	11/6/2017	$1,776,187
Sound Point CLO X, Ltd., 1/20/2028	6/5/2018	1,575,000
Sound Point CLO XXI, Ltd., 10/26/2031	8/29/2018	3,200,000
Spirit Master Funding, LLC, 12/20/2047	1/23/2018	2,596,962
THL Credit Wind River CLO, Ltd., 10/22/2031	9/21/2018	5,000,000
Toorak Mortgage Corporation, Ltd., 8/25/2021	8/3/2018	1,999,998

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus Fund as of September 28, 2018:

Securities Lending Transactions

Common Stock	$4,585,761
Taxable Debt Security	7,044,196
Preferred Stock	2,710,848
Total lending	$14,340,805
Gross amount payable upon return of collateral for securities loaned	$14,803,896
Net amounts due to counterparty	$463,091

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
DRIP	-	Dividend Reinvestment Plan
ETF	-	Exchange Traded Fund
REMIC	-	Real Estate Mortgage Investment Conduit
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
CMT 1Y	-	Constant Maturity Treasury Yield 1 Year
COF 11	-	11th District Cost of Funds
H15T30Y	-	U. S. Treasury Yield Curve Rate Treasury Note Constant Maturity 30 Year
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
PRIME	-	Federal Reserve Prime Loan Rate
USISDA 10Y	-	ICE Swap USD Rate 10 Year

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 28, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2018, in valuing Diversified Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	5,932,430	–	4,688,830	1,243,600
Capital Goods	5,492,840	–	5,492,840	–
Communications Services	29,891,217	–	29,891,217	–
Consumer Cyclical	17,798,715	–	17,798,715	–
Consumer Non-Cyclical	22,186,214	–	22,186,214	–
Energy	5,729,124	–	5,053,368	675,756
Financials	19,664,023	–	18,676,560	987,463
Technology	7,472,270	–	7,472,270	–
Transportation	2,424,970	–	2,424,970	–
Utilities	3,175,686	–	3,175,686	–
Long-Term Fixed Income
Asset-Backed Securities	61,125,803	–	47,383,147	13,742,656
Basic Materials	12,207,351	–	12,207,351	–
Capital Goods	18,200,298	–	18,200,298	–
Collateralized Mortgage Obligations	75,560,503	–	75,560,503	–
Commercial Mortgage-Backed Securities	1,872,581	–	–	1,872,581
Communications Services	25,185,958	–	25,185,958	–
Consumer Cyclical	25,994,054	–	25,994,054	–
Consumer Non-Cyclical	26,096,468	–	26,096,468	–
Energy	26,448,478	–	26,448,478	–
Financials	65,158,921	–	62,443,440	2,715,481
Mortgage-Backed Securities	61,494,170	–	58,494,770	2,999,400
Technology	16,894,125	–	16,894,125	–
Transportation	3,413,260	–	3,413,260	–
Utilities	9,826,941	–	9,826,941	–
Common Stock
Consumer Discretionary	40,471,153	29,462,532	11,008,621	–
Consumer Staples	14,393,133	6,638,384	7,754,749	–
Energy	17,596,291	14,423,886	3,171,980	425
Financials	36,458,345	27,181,498	9,276,847	–
Health Care	31,106,001	25,295,071	5,810,930	–
Industrials	27,421,187	17,015,966	10,405,221	–
Information Technology	59,573,142	52,210,508	7,362,634	–
Materials	13,109,768	3,474,865	9,634,903	–
Real Estate	33,154,015	31,928,763	1,225,252	–
Telecommunications Services	2,413,399	789,637	1,623,762	–
Utilities	6,898,190	5,223,341	1,674,849	–
Preferred Stock
Consumer Staples	2,129,754	2,129,754	–	–
Energy	2,652,790	2,652,790	–	–
Financials	7,672,596	4,737,561	2,935,035	–
Real Estate	915,915	915,915	–	–
Registered Investment Companies
Fixed Income Funds/Exchange Traded Funds	6,900,506	6,900,506	–	–
Equity Funds/Exchange Traded Funds	4,635,716	4,635,716	–	–
Short-Term Investments	3,092,141	–	3,092,141	–
Subtotal Investments in Securities	$859,840,442	$235,616,693	$599,986,387	$24,237,362

Other Investments *	Total
Affiliated Registered Investment Companies	43,819,122
Short-Term Investments	97,912,939
Collateral Held for Securities Loaned	14,803,896
Subtotal Other Investments	$156,535,957

Total Investments at Value	$1,016,376,399

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 28, 2018

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	82,943	82,943	–	–
Total Asset Derivatives	$82,943	$82,943	$–	$–

Liability Derivatives
Futures Contracts	1,133,770	1,133,770	–	–
Total Liability Derivatives	$1,133,770	$1,133,770	$–	$–

There were no significant transfers between Levels during the period ended September 28, 2018. Transfers between Levels are identified as of the end of the period.

The following table presents Diversified Income Plus Fund’s futures contracts held as of September 28, 2018. Investments and/or cash totaling $3,092,140 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 10-Yr. U.S. Treasury Note	284	December 2018	$34,054,784	($320,910)
CBOT 5-Yr. U.S. Treasury Note	107	December 2018	12,141,488	(106,496)
CBOT U.S. Long Bond	89	December 2018	12,859,321	(354,821)
CME E-mini S&P 500 Index	57	December 2018	8,292,032	27,118
CME Ultra Long Term U.S. Treasury Bond	1	December 2018	160,316	(6,035)
Total Futures Long Contracts			$67,507,941	($761,144)
CBOT 2-Yr. U.S. Treasury Note	(78)	December 2018	($16,493,106)	$55,825
CME E-mini S&P 500 Index	(270)	December 2018	(39,060,992)	(345,508)
Total Futures Short Contracts			($55,554,098)	($289,683)
Total Futures Contracts			$11,953,843	($1,050,827)

Reference Description:

CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
S&P	-	Standard & Poor’s

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Diversified Income Plus Fund, is as follows:

Fund	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 9/28/2018	Value 9/28/2018	% of Net Assets 9/28/2018
Affiliated Fixed Income Holdings
Core Emerging Markets Debt	$26,336	$19,794	$–	4,742	$43,819	4.7%
Total Affiliated Fixed Income Holdings	26,336				43,819	4.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	99,147	252,832	254,066	9,791	97,913	10.5
Total Affiliated Short-Term Investments	99,147				97,913	10.5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	1,282	110,988	97,466	14,804	14,804	1.6
Total Collateral Held for Securities Loaned	1,282				14,804	1.6
Total Value	$126,765				$156,536

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 28, 2018

(unaudited)

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 -9/28/2018
Affiliated Fixed Income Holdings
Core Emerging Markets Debt	$–	$(2,311)	$–	$1,280
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	–	–	–	1,643
Total Income from Affiliated Investments				$2,923
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	60
Total Affiliated Income from Securities Loaned, Net				$60
Total	$–	$(2,311)	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Bank Loans (14.6%)[a]	Value
Basic Materials (1.1%)
	CONSOL Mining Corporation, Term Loan
$29,775	8.250%, (LIBOR 1M + 6.000%), 11/28/2022[b]	$30,371
	Contura Energy, Inc., Term Loan
118,962	7.300%, (LIBOR 2M + 5.000%), 3/17/2024[b,c]	118,664
	MRC Global (US), Inc., Term Loan
64,674	5.242%, (LIBOR 1M + 3.000%), 9/20/2024[b,c]	65,078

	Total	214,113

Capital Goods (0.9%)
	Navistar, Inc., Term Loan
39,800	5.640%, (LIBOR 1M + 3.500%), 11/6/2024[b]	39,999
	Sotera Health Holdings, LLC, Term Loan
44,762	5.242%, (LIBOR 1M + 3.000%), 5/15/2022[b]	44,798
	Vertiv Group Corporation, Term Loan
97,160	6.313%, (LIBOR 3M + 4.000%), 11/15/2023[b]	97,484

	Total	182,281

Communications Services (3.9%)
	Altice Financing SA, Term Loan
123,437	4.492%, (LIBOR 1M + 2.750%), 7/15/2025[b]	123,283
	Altice France SA, Term Loan
79,000	4.992%, (LIBOR 1M + 2.750%), 7/31/2025[b]	77,025
	CBS Radio, Inc., Term Loan
124,062	4.962%, (LIBOR 1M + 2.750%), 11/17/2024[b]	122,955
	CSC Holdings, LLC, Term Loan
123,437	4.408%, (LIBOR 1M + 2.250%), 7/17/2025[b]	123,386
	HCP Acquisition, LLC, Term Loan
34,563	5.242%, (LIBOR 1M + 3.000%), 5/16/2024[b]	34,606
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
90,000	5.839%, (LIBOR 3M + 3.500%), 1/7/2022[b]	88,369
	Radiate Holdco, LLC, Term Loan
84,358	5.242%, (LIBOR 1M + 3.000%), 2/1/2024[b]	84,191
	Unitymedia Finance, LLC, Term Loan
50,000	4.408%, (LIBOR 1M + 2.250%), 1/15/2026[b]	50,034
	Univision Communications, Inc., Term Loan
49,864	4.992%, (LIBOR 1M + 2.750%), 3/15/2024[b]	48,455

	Total	752,304

Consumer Cyclical (1.7%)
	Boyd Gaming Corporation, Term Loan
113,946	4.417%, (LIBOR 1W + 2.250%), 9/15/2023[b]	114,477
	Eldorado Resorts, Inc., Term Loan
82,478	4.408%, (LIBOR 2M + 2.250%), 4/17/2024[b]	82,822

Principal Amount	Bank Loans (14.6%)[a]	Value
Consumer Cyclical (1.7%) - continued
	Golden Nugget, Inc., Term Loan
$43,891	4.952%, (LIBOR 1M + 2.750%), 10/4/2023[b]	$44,041
	Neiman Marcus Group, LLC, Term Loan
29,844	5.370%, (LIBOR 1M + 3.250%), 10/25/2020[b]	27,687
	Stars Group Holdings BV, Term Loan
59,850	5.886%, (LIBOR 3M + 3.500%), 7/10/2025[b]	60,377

	Total	329,404

Consumer Non-Cyclical (2.3%)
	Albertson’s, LLC, Term Loan
89,135	4.992%, (LIBOR 1M + 2.750%), 8/25/2021[b]	89,209
	Anmeal Pharmaceuticals LLC, Term Loan
34,905	5.750%, (LIBOR 1M + 3.500%), 5/4/2025[b]	35,199
	Bausch Health Companies, Inc., Term Loan
58,500	5.104%, (LIBOR 1M + 3.000%), 6/1/2025[b]	58,777
	CHS/Community Health Systems, Inc., Term Loan
35,530	5.563%, (LIBOR 3M + 3.250%), 1/27/2021[b]	35,045
	Endo Luxembourg Finance Company I SARL., Term Loan
89,100	6.500%, (LIBOR 1M + 4.250%), 4/27/2024[b]	89,638
	JBS USA LUX SA, Term Loan
64,672	4.837%, (LIBOR 3M + 2.500%), 10/30/2022[b]	64,797
	McGraw-Hill Global Education Holdings, LLC, Term Loan
64,834	6.242%, (LIBOR 1M + 4.000%), 5/4/2022[b]	62,862

	Total	435,527

Financials (2.6%)
	Air Methods Corporation, Term Loan
113,095	5.886%, (LIBOR 3M + 3.500%), 4/21/2024[b]	102,829
	Cyxtera DC Holdings, Inc., Term Loan
59,250	5.110%, (LIBOR 1M + 3.000%), 5/1/2024[b]	59,324
65,000	9.360%, (LIBOR 1M + 7.250%), 5/1/2025[b]	64,946
	Digicel International Finance, Ltd., Term Loan
44,787	5.570%, (LIBOR 3M + 3.250%), 5/10/2024[b]	42,379
	DTZ U.S. Borrower, LLC, Term Loan
50,000	5.492%, (LIBOR 1M + 3.250%), 8/21/2025[b]	50,188
	GGP Nimbus LP, Term Loan
50,000	4.742%, (LIBOR 1M + 2.500%), 8/24/2025[b]	49,761
	Grizzly Acquisitions, Inc., Term Loan
25,000	0.000%, (LIBOR 3M + 3.250%), 10/1/2025[b,c,d,e]	25,063

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Bank Loans (14.6%)[a]	Value
Financials (2.6%) - continued
	Harland Clarke Holdings Corporation, Term Loan
$88,516	7.136%, (LIBOR 3M + 4.750%), 11/3/2023[b]	$84,864
	Ineos US Finance, LLC, Term Loan
19,850	4.242%, (LIBOR 1M + 2.000%), 3/31/2024[b]	19,880

	Total	499,234

Technology (0.9%)
	Micron Technology Inc., Term Loan
44,771	4.000%, (LIBOR 1M + 1.750%), 4/26/2022[b]	44,892
	Plantronics, Inc., Term Loan
50,000	4.742%, (LIBOR 1M + 2.500%), 7/2/2025[b]	50,156
	Rackspace Hosting, Inc., Term Loan
69,823	5.348%, (LIBOR 3M + 3.000%), 11/3/2023[b]	68,842

	Total	163,890

Transportation (0.4%)
	Arctic LNG Carriers, Ltd., Term Loan
74,063	6.742%, (LIBOR 1M + 4.500%), 5/18/2023[b]	74,248

	Total	74,248

Utilities (0.8%)
	EnergySolutions, LLC, Term Loan
49,875	6.136%, (LIBOR 3M + 3.750%), 5/11/2025[b]	50,187
	Talen Energy Supply, LLC, Term Loan
94,806	6.242%, (LIBOR 1M + 4.000%), 7/6/2023[b]	95,188

	Total	145,375

	Total Bank Loans (cost $2,801,152)	2,796,376

Principal Amount	Long-Term Fixed Income (46.5%)	Value
Asset-Backed Securities (0.9%)
	DRB Prime Student Loan Trust
109,879	2.890%, 6/25/2040, Ser. 2016-B, Class A2[f]	108,578
	Earnest Student Loan Program, LLC
67,220	2.680%, 7/25/2035, Ser. 2016-C, Class A2[f]	65,400

	Total	173,978

Basic Materials (4.7%)
	Anglo American Capital plc
5,000	4.125%, 9/27/2022[f]	4,998
	BHP Billiton Finance USA, Ltd.
100,000	6.750%, 10/19/2075[b,f]	109,625
	Big River Steel, LLC
125,000	7.250%, 9/1/2025[f]	132,500
	CF Industries, Inc.
125,000	5.150%, 3/15/2034	119,062
	E.I. du Pont de Nemours and Company
5,000	2.200%, 5/1/2020	4,935
	First Quantum Minerals, Ltd.
125,000	7.250%, 4/1/2023[f]	119,062

Principal Amount	Long-Term Fixed Income (46.5%)	Value
Basic Materials (4.7%) - continued
	Grinding Media, Inc.
$125,000	7.375%, 12/15/2023[f]	$130,092
	Hexion, Inc.
100,000	6.625%, 4/15/2020	94,000
	Kinross Gold Corporation
20,000	4.500%, 7/15/2027	17,876
	OCI NV
125,000	6.625%, 4/15/2023[f]	129,375
	Sherwin-Williams Company
5,000	2.250%, 5/15/2020	4,927
	Syngenta Finance NV
20,000	3.933%, 4/23/2021[f]	19,944
	Teck Resources, Ltd.
15,000	6.125%, 10/1/2035	15,788

	Total	902,184

Capital Goods (2.7%)
	Ardagh Packaging Finance plc
125,000	6.000%, 2/15/2025[f]	122,750
	Caterpillar Financial Services Corporation
4,000	1.850%, 9/4/2020	3,903
	Cintas Corporation No. 2
4,000	2.900%, 4/1/2022	3,901
	CNH Industrial Capital, LLC
5,000	4.875%, 4/1/2021	5,124
	CNH Industrial NV
15,000	3.850%, 11/15/2027	14,185
	General Electric Company
100,000	5.000%, 1/21/2021[b,g]	97,488
	H&E Equipment Services, Inc.
125,000	5.625%, 9/1/2025	124,688
	Textron Financial Corporation
150,000	4.049%, (LIBOR 3M + 1.735%), 2/15/2042[b,f]	130,875
	Textron, Inc.
25,000	3.375%, 3/1/2028	23,065

	Total	525,979

Collateralized Mortgage Obligations (3.3%)
	Countrywide Alternative Loan Trust
87,179	2.845%, (12 MTA + 1.000%), 12/25/2035, Ser. 2005-69, Class A1[b]	84,409
	CSMC Mortgage-Backed Trust
66,091	6.000%, 11/25/2036, Ser. 2006-9, Class 6A14	63,825
	GMACM Mortgage Loan Trust
49,435	4.289%, 11/19/2035, Ser. 2005-AR6, Class 1A1[b]	47,902
	Impac Secured Assets Trust
62,145	2.456%, (LIBOR 1M + 0.240%), 9/25/2037, Ser. 2007-3, Class A1Bb	51,848
	Residential Accredit Loans, Inc. Trust
96,367	2.766%, (LIBOR 1M + 0.550%), 1/25/2037, Ser. 2007-QS1, Class 1A5[b]	76,449
88,624	6.000%, 1/25/2037, Ser. 2007-QS1, Class 1A1	82,487
	WaMu Mortgage Pass Through Certificates
40,966	2.805%, (12 MTA + 0.960%), 9/25/2046, Ser. 2006-AR11, Class 1Ab	37,814

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (46.5%)	Value
Collateralized Mortgage Obligations (3.3%) - continued
$93,421	2.725%, (12 MTA + 0.880%), 10/25/2046, Ser. 2006-AR13, Class 1Ab	$87,777
	Wells Fargo Mortgage Backed Securities Trust
40,695	5.500%, 11/25/2021, Ser. 2006-17, Class A1	40,789
66,405	5.500%, 4/25/2036, Ser. 2006-4, Class 2A2	64,935

	Total	638,235

Communications Services (5.4%)
	British Sky Broadcasting Group plc
3,000	3.125%, 11/26/2022[f]	2,938
	Charter Communications Operating, LLC
15,000	4.908%, 7/23/2025	15,224
	Cox Communications, Inc.
5,000	3.350%, 9/15/2026[f]	4,642
	Digicel Group, Ltd.
100,000	8.250%, 9/30/2020[f]	76,250
	Discovery Communications, LLC
6,000	2.200%, 9/20/2019	5,953
18,000	2.950%, 3/20/2023	17,242
	DISH Network Corporation, Convertible
93,000	3.375%, 8/15/2026	88,700
	GCI Liberty, Inc., Convertible
35,000	1.750%, 9/30/2046[f]	38,467
	IAC FinanceCo, Inc., Convertible
24,000	0.875%, 10/1/2022[f]	35,670
	Liberty Media Corporation, Convertible
34,000	1.000%, 1/30/2023	39,732
	Meredith Corporation
125,000	6.875%, 2/1/2026[f]	128,125
	Sprint Corporation
125,000	7.625%, 2/15/2025	132,563
	VeriSign, Inc.
125,000	4.750%, 7/15/2027	121,838
	Verizon Communications, Inc.
5,000	3.414%, (LIBOR 3M + 1.100%), 5/15/2025[b]	5,043
	Viacom, Inc.
5,000	4.250%, 9/1/2023	5,037
25,000	6.875%, 4/30/2036	28,432
100,000	5.875%, 2/28/2057[b]	97,846
	World Wrestling Entertainment, Inc., Convertible
17,000	3.375%, 12/15/2023[f]	65,770
	Zayo Group, LLC
125,000	6.375%, 5/15/2025	129,878

	Total	1,039,350

Consumer Cyclical (2.1%)
	Delphi Jersey Holdings plc
125,000	5.000%, 10/1/2025[f]	117,656
	Ford Motor Credit Company, LLC
5,000	2.262%, 3/28/2019	4,983
4,000	3.336%, 3/18/2021	3,943
	General Motors Financial Company, Inc.
4,000	2.650%, 4/13/2020	3,958

Principal Amount	Long-Term Fixed Income (46.5%)	Value
Consumer Cyclical (2.1%) - continued
$3,000	3.189%, (LIBOR 3M + 0.850%), 4/9/2021[b]	$3,012
4,000	4.375%, 9/25/2021	4,071
3,000	3.150%, 6/30/2022	2,918
	Hanesbrands, Inc.
125,000	4.875%, 5/15/2026[f]	119,531
	Hyundai Capital America
3,000	2.550%, 4/3/2020[f]	2,950
3,000	2.750%, 9/18/2020[f]	2,941
	Lennar Corporation
4,000	2.950%, 11/29/2020	3,905
	Macy’s Retail Holdings, Inc.
5,000	2.875%, 2/15/2023	4,734
	McDonald’s Corporation
5,000	2.625%, 1/15/2022	4,864
	Volkswagen Group of America Finance, LLC
3,000	2.450%, 11/20/2019[f]	2,972
	Wabash National Corporation
125,000	5.500%, 10/1/2025[f]	119,375

	Total	401,813

Consumer Non-Cyclical (3.2%)
	Abbott Laboratories
30,000	3.750%, 11/30/2026	29,905
	Albertsons Companies, LLC
125,000	6.625%, 6/15/2024	120,156
	Alliance One International, Inc.
100,000	9.875%, 7/15/2021	97,125
	Amgen, Inc.
5,000	2.650%, 5/11/2022	4,855
	Anthem, Inc., Convertible
15,000	2.750%, 10/15/2042	56,616
	BAT Capital Corporation
3,000	2.297%, 8/14/2020[f]	2,940
3,000	2.764%, 8/15/2022[f]	2,890
	Bayer U.S. Finance II, LLC
15,000	4.875%, 6/25/2048[f]	14,550
	Becton, Dickinson and Company
5,000	3.125%, 11/8/2021	4,920
	Cardinal Health, Inc.
3,000	1.948%, 6/14/2019	2,983
3,000	2.616%, 6/15/2022	2,868
	CVS Health Corporation
10,000	4.780%, 3/25/2038	9,922
	Forest Laboratories, LLC
2,000	4.875%, 2/15/2021[f]	2,059
	J.M. Smucker Company
3,000	2.200%, 12/6/2019	2,969
	JBS USA, LLC
125,000	5.875%, 7/15/2024[f]	123,125
	Kellogg Company
5,000	3.125%, 5/17/2022	4,926
	Kraft Heinz Foods Company
6,000	5.375%, 2/10/2020	6,170
	Kroger Company
3,000	2.800%, 8/1/2022	2,900
	Medtronic Global Holdings SCA
5,000	1.700%, 3/28/2019	4,977
	Mondelez International Holdings Netherlands BV
4,000	2.000%, 10/28/2021[f]	3,821
	Mylan, Inc.
5,000	3.125%, 1/15/2023[f]	4,770

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (46.5%)	Value
Consumer Non-Cyclical (3.2%) - continued
	Perrigo Finance Unlimited Company
$5,000	4.375%, 3/15/2026	$4,897
5,000	4.900%, 12/15/2044	4,509
	Shire Acquisitions Investments Ireland Designated Activity Company
6,000	2.400%, 9/23/2021	5,797
	Simmons Foods, Inc.
100,000	5.750%, 11/1/2024[f]	76,625
	Smithfield Foods, Inc.
5,000	2.650%, 10/3/2021[f]	4,766
	Teva Pharmaceutical Finance IV, LLC
2,000	2.250%, 3/18/2020	1,941
	Zoetis, Inc.
4,000	3.450%, 11/13/2020	4,017

	Total	607,999

Energy (3.5%)
	BP Capital Markets plc
6,000	2.520%, 9/19/2022	5,796
	Canadian Natural Resources, Ltd.
3,000	2.950%, 1/15/2023	2,892
	Canadian Oil Sands, Ltd.
3,000	9.400%, 9/1/2021[f]	3,389
	Cenovus Energy, Inc.
3,000	3.800%, 9/15/2023	2,936
	Cheniere Corpus Christi Holdings, LLC
125,000	7.000%, 6/30/2024	136,875
	Continental Resources, Inc.
2,000	5.000%, 9/15/2022	2,029
125,000	3.800%, 6/1/2024	122,546
	Enbridge, Inc.
3,000	2.900%, 7/15/2022	2,909
	Encana Corporation
30,000	3.900%, 11/15/2021	30,127
	Endeavor Energy Resources, LP
125,000	5.500%, 1/30/2026[f]	125,000
	Energy Transfer Partners, LP
5,000	6.000%, 6/15/2048	5,323
	Enterprise Products Operating, LLC
75,000	5.250%, 8/16/2077[b]	70,002
	EQT Corporation
6,000	3.000%, 10/1/2022	5,814
	Kinder Morgan Energy Partners, LP
5,000	9.000%, 2/1/2019	5,098
	ONEOK Partners, LP
8,000	3.800%, 3/15/2020	8,032
	Petrobras Global Finance BV
2,000	8.375%, 5/23/2021	2,176
	Petroleos Mexicanos
5,000	6.000%, 3/5/2020	5,148
	Plains All American Pipeline, LP
8,000	5.000%, 2/1/2021	8,180
	Regency Energy Partners, LP
12,000	5.000%, 10/1/2022	12,427
	Sabine Pass Liquefaction, LLC
3,000	6.250%, 3/15/2022	3,224
3,000	5.625%, 4/15/2023	3,189
	TransCanada Trust
105,000	5.300%, 3/15/2077[b]	99,881
	Western Gas Partners, LP
3,000	4.000%, 7/1/2022	2,986

Principal Amount	Long-Term Fixed Income (46.5%)	Value
Energy (3.5%) - continued
	Williams Partners, LP
$5,000	4.000%, 11/15/2021	$5,046

	Total	671,025

Financials (15.2%)
	AIG Global Funding
6,000	2.150%, 7/2/2020[f]	5,884
	Air Lease Corporation
4,000	2.500%, 3/1/2021	3,907
	American Express Credit Corporation
3,000	2.678%, (LIBOR 3M + 0.330%), 5/3/2019[b]	3,004
3,000	2.200%, 3/3/2020	2,966
	Ares Capital Corporation
4,000	3.875%, 1/15/2020	4,016
	ASP AMC Merger Sub, Inc.
100,000	8.000%, 5/15/2025[f]	76,000
	Australia & New Zealand Banking Group, Ltd.
100,000	6.750%, 6/15/2026[b,f,g,h]	103,500
	Bank of America Corporation
3,000	2.369%, 7/21/2021[b]	2,947
100,000	6.250%, 9/5/2024[b,g]	105,500
25,000	4.000%, 1/22/2025	24,661
	Bank of Montreal
4,000	2.100%, 6/15/2020	3,935
	Bank of Nova Scotia
4,000	2.700%, 3/7/2022	3,902
	Barclays plc
6,000	4.338%, 5/16/2024[b]	5,926
	BB&T Corporation
6,000	2.150%, 2/1/2021	5,856
	BNP Paribas SA
100,000	7.625%, 3/30/2021[b,f,g]	105,000
	Capital One Financial Corporation
3,000	2.500%, 5/12/2020	2,963
10,000	3.050%, 3/9/2022	9,776
	CBOE Holdings, Inc.
4,000	1.950%, 6/28/2019	3,975
	Citigroup, Inc.
3,000	2.750%, 4/25/2022	2,914
3,000	3.027%, (LIBOR 3M + 0.690%), 10/27/2022[b]	3,001
100,000	5.950%, 1/30/2023[b,g]	102,222
	Commerzbank AG
20,000	8.125%, 9/19/2023[f]	22,803
	Commonwealth Bank of Australia
5,000	2.250%, 3/10/2020[f]	4,936
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
6,000	3.950%, 11/9/2022	5,961
	Credit Agricole SA
3,000	3.375%, 1/10/2022[f]	2,943
100,000	8.125%, 12/23/2025[b,f,g]	109,997
	Credit Suisse Group AG
5,000	7.500%, 7/17/2023[b,f,g]	5,144
125,000	7.500%, 12/11/2023[b,f,g]	131,555
	Credit Suisse Group Funding, Ltd.
11,000	3.125%, 12/10/2020	10,911
	Deutsche Bank AG
2,000	2.700%, 7/13/2020	1,959
8,000	4.250%, 10/14/2021	7,963
	Digital Realty Trust, LP
4,000	2.750%, 2/1/2023	3,820

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (46.5%)	Value
Financials (15.2%) - continued
	Discover Bank
$4,000	3.100%, 6/4/2020	$3,975
	Fifth Third Bancorp
4,000	2.600%, 6/15/2022	3,851
	GE Capital International Funding Company
20,000	4.418%, 11/15/2035	18,745
	Goldman Sachs Group, Inc.
6,000	5.375%, 5/10/2020[b,g]	6,120
4,000	2.600%, 12/27/2020	3,936
10,000	5.250%, 7/27/2021	10,469
6,000	3.366%, (LIBOR 3M + 1.050%), 6/5/2023[b]	6,072
100,000	5.300%, 11/10/2026[b,g]	100,050
	GS Finance Corporation, Convertible
92,000	0.500%, 6/23/2025[c]	94,096
	Hartford Financial Services Group, Inc.
100,000	4.439%, (LIBOR 3M + 2.125%), 2/12/2047[b,f]	94,000
	HSBC Holdings plc
8,000	3.400%, 3/8/2021	7,980
75,000	6.375%, 9/17/2024[b,g]	74,365
	ILFC E-Capital Trust II
100,000	5.030%, (H15T30Y + 1.800%), 12/21/2065[b,f]	90,500
	J.P. Morgan Chase & Company
4,000	3.001%, (LIBOR 3M + 0.680%), 6/1/2021[b]	4,022
50,000	4.625%, 11/1/2022[b,g]	47,437
5,000	2.972%, 1/15/2023	4,869
4,000	2.776%, 4/25/2023[b]	3,885
100,000	5.150%, 5/1/2023[b,g]	99,875
	J.P. Morgan Chase Capital XXIII
100,000	3.314%, (LIBOR 3M + 1.000%), 5/15/2047[b]	88,000
	Lincoln National Corporation
100,000	4.669%, (LIBOR 3M + 2.358%), 5/17/2066[b]	93,688
	Lloyds Banking Group plc
100,000	6.657%, 5/21/2037[b,f,g]	101,938
	Macquarie Bank, Ltd.
100,000	6.125%, 3/8/2027[b,f,g]	91,250
	MetLife, Inc.
75,000	9.250%, 4/8/2038[f]	100,875
	MGIC Investment Corporation, Convertible
66,000	9.000%, 4/1/2063[f]	88,464
	Morgan Stanley
6,000	5.500%, 7/28/2021	6,315
3,000	2.750%, 5/19/2022	2,910
	New York Life Global Funding
3,000	2.300%, 6/10/2022[f]	2,880
	PNC Bank NA
6,000	2.450%, 11/5/2020	5,900
	Quicken Loans, Inc.
125,000	5.750%, 5/1/2025[f]	124,844
	Realty Income Corporation
4,000	5.750%, 1/15/2021	4,182
	Reinsurance Group of America, Inc.
3,000	4.700%, 9/15/2023	3,081
	Royal Bank of Canada
5,000	2.125%, 3/2/2020	4,947
	Royal Bank of Scotland Group plc
100,000	7.500%, 8/10/2020[b,g]	102,375

Principal Amount	Long-Term Fixed Income (46.5%)	Value
Financials (15.2%) - continued
$4,000	8.625%, 8/15/2021[b,g]	$4,285
	Societe Generale SA
100,000	8.000%, 9/29/2025[b,f,g]	105,419
	Standard Chartered plc
1,000	2.100%, 8/19/2019[f]	992
100,000	7.500%, 4/2/2022[b,f,g]	102,750
	State Street Capital Trust IV
100,000	3.334%, (LIBOR 3M + 1.000%), 6/15/2047[b]	89,500
	Sumitomo Mitsui Financial Group, Inc.
6,000	2.934%, 3/9/2021	5,919
3,000	2.784%, 7/12/2022	2,903
	Synchrony Financial
4,000	3.000%, 8/15/2019	3,992
	UBS Group Funding Jersey, Ltd.
6,000	3.000%, 4/15/2021[f]	5,911
	USB Realty Corporation
120,000	3.486%, (LIBOR 3M + 1.147%), 1/15/2022[b,f,g]	107,700
	Wachovia Capital Trust II
100,000	2.839%, (LIBOR 3M + 0.500%), 1/15/2027[b]	92,250
	Wells Fargo & Company
3,000	2.625%, 7/22/2022	2,897
	Welltower, Inc.
4,000	4.950%, 1/15/2021	4,102

	Total	2,914,363

Mortgage-Backed Securities (2.5%)
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
75,000	3.500%, 10/1/2048[e]	73,805
275,000	4.000%, 10/1/2048[e]	277,679
125,000	4.500%, 10/1/2048[e]	128,950

	Total	480,434

Technology (2.3%)
	Alliance Data Systems Corporation
125,000	5.375%, 8/1/2022[f]	125,937
	Apple, Inc.
5,000	2.850%, 5/6/2021	4,975
5,000	2.688%, (LIBOR 3M + 0.350%), 5/11/2022[b]	5,053
25,000	4.500%, 2/23/2036	26,848
	Baidu, Inc.
3,000	3.000%, 6/30/2020	2,973
	Broadcom Corporation
35,000	3.500%, 1/15/2028	31,784
	Cypress Semiconductor Corporation, Convertible
3,000	4.500%, 1/15/2022	3,770
	Harland Clarke Holdings Corporation
125,000	8.375%, 8/15/2022[f]	119,844
	Intel Corporation, Convertible
14,000	3.250%, 8/1/2039	32,130
	Microchip Technology, Inc., Convertible
26,000	1.625%, 2/15/2027	27,676
	NetApp, Inc.
4,000	2.000%, 9/27/2019	3,964
	ON Semiconductor Corporation, Convertible
10,000	1.625%, 10/15/2023	11,228

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of September 28, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (46.5%)	Value
Technology (2.3%) - continued
	Red Hat, Inc., Convertible
$4,000	0.250%, 10/1/2019	$7,389
	Splunk, Inc., Convertible
15,000	0.500%, 9/15/2023[f]	15,484
	Verint Systems, Inc., Convertible
6,000	1.500%, 6/1/2021	6,180
	Vishay Intertechnology, Inc., Convertible
28,000	2.250%, 6/15/2025[f]	26,032

	Total	451,267

Transportation (<0.1%)
	Delta Air Lines, Inc.
4,000	2.875%, 3/13/2020	3,967

	Total	3,967

Utilities (0.7%)
	CenterPoint Energy, Inc.
4,000	2.500%, 9/1/2022	3,822
	Dominion Energy, Inc.
6,000	2.579%, 7/1/2020	5,922
	Duke Energy Corporation
6,000	2.400%, 8/15/2022	5,739
	Edison International
3,000	2.125%, 4/15/2020	2,942
	Exelon Generation Company, LLC
4,000	2.950%, 1/15/2020	3,989
	FirstEnergy Corporation
4,000	2.850%, 7/15/2022	3,866
	NiSource, Inc.
100,000	5.650%, 6/15/2023[b,f,g]	99,000
	Pinnacle West Capital Corporation
5,000	2.250%, 11/30/2020	4,873
	Southern Company
3,000	2.350%, 7/1/2021	2,909

	Total	133,062

	Total Long-Term Fixed Income (cost $9,070,574)	8,943,656

Shares	Registered Investment Companies (25.1%)	Value
Affiliated Fixed Income Holdings (9.9%)
206,315	Thrivent Core Emerging Markets Debt Fund	1,906,351

	Total	1,906,351

Equity Funds/Exchange Traded Funds (6.0%)
11,100	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	145,410
411	Altaba, Inc.[i]	27,997
15,987	BlackRock Enhanced Equity Dividend Trust	151,717
12,591	BlackRock Resources & Commodities Strategy Trust	114,200
4,450	Cohen & Steers Quality Income Realty Fund, Inc.	54,513
5,509	Cohen & Steers REIT & Preferred Income Fund, Inc.	107,591
3,500	John Hancock Tax-Advantaged Dividend Income Fund	81,585
5,471	Neuberger Berman MLP Income Fund, Inc.	47,543
3,432	Reaves Utility Income Fund	105,225
6,108	Royce Value Trust, Inc.	99,866

Shares	Registered Investment Companies (25.1%)	Value
Equity Funds/Exchange Traded Funds (6.0%) - continued
5,000	Tortoise MLP Fund, Inc.	$80,400
1,100	Tri-Continental Corporation	30,657
13,760	Voya Global Equity Dividend & Premium Opportunity Fund	100,723

	Total	1,147,427

Fixed Income Funds/Exchange Traded Funds (9.2%)
6,225	AllianceBernstein Global High Income Fund, Inc.	72,521
6,499	BlackRock Core Bond Trust	83,057
9,964	BlackRock Corporate High Yield Fund, Inc.	104,722
10,754	BlackRock Credit Allocation Income Trust	131,629
11,316	BlackRock Income Trust, Inc.	64,727
4,188	BlackRock Multi-Sector Income Trust	70,861
4,000	Brookfield Real Assets Income Fund, Inc.	92,240
2,602	Cohen & Steers Limited Duration Preferred & Income Fund, Inc.	61,954
4,800	Eaton Vance Short Duration Diversified Income Fund	61,968
3,839	First Trust/Aberdeen Global Opportunity Income Fund	36,893
7,316	Invesco Dynamic Credit Opportunities Fund	83,915
20,999	Invesco Senior Income Trust	90,296
13,875	MFS Intermediate Income Trust	52,170
11,500	Nuveen Credit Strategies Income Fund	91,655
3,443	Nuveen Preferred and Income Term Fund	78,156
10,700	Nuveen Quality Preferred Income Fund II	94,160
8,400	Nuveen Senior Income Fund	51,744
5,805	PGIM Global Short Duration High Yield Fund, Inc.	80,515
11,950	Templeton Global Income Fund	73,134
725	Vanguard Short-Term Corporate Bond ETF	56,666
10,012	Wells Fargo Income Opportunities Fund	79,295
12,245	Western Asset High Income Fund II, Inc.	77,633
17,151	Western Asset High Income Opportunity Fund, Inc.	81,639

	Total	1,771,550

	Total Registered Investment Companies (cost $5,069,877)	4,825,328

Shares	Common Stock (6.0%)	Value
Consumer Discretionary (0.8%)
8	Booking Holdings, Inc.[i]	15,872
5,250	Caesars Entertainment Corporation[i]	53,813
845	Carnival Corporation	53,886
41	Charter Communications, Inc.[i]	13,361
236	DISH Network Corporation[i]	8,439

	Total	145,371

Energy (2.7%)
550	Chevron Corporation	67,254
2,070	Enbridge, Inc.	66,840
3,300	Enterprise Products Partners, LP	94,809

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of September 28, 2018

(unaudited)

Shares	Common Stock (6.0%)	Value
Energy (2.7%) - continued
1,000	Occidental Petroleum Corporation	$82,170
1,134	Royal Dutch Shell plc ADR	77,271
900	Schlumberger, Ltd.	54,828
122	Whiting Petroleum Corporation[i]	6,471
2,765	Williams Companies, Inc.	75,180

	Total	524,823

Financials (0.5%)
1,122	Bank of America Corporation	33,054
2,900	Granite Point Mortgage Trust, Inc.	55,912
257	Wells Fargo & Company	13,508

	Total	102,474

Health Care (0.4%)
45	Anthem, Inc.	12,332
141	Danaher Corporation	15,321
92	Illumina, Inc.[i]	33,770
1,007	Teva Pharmaceutical Industries, Ltd. ADR	21,691

	Total	83,114

Industrials (<0.1%)
28	Dycom Industries, Inc.[i]	2,369

	Total	2,369

Information Technology (1.2%)
892	Advanced Micro Devices, Inc.[i]	27,554
380	Intel Corporation	17,970
60	Lam Research Corporation	9,102
2,246	Micron Technology, Inc.[i]	101,587
157	NVIDIA Corporation	44,120
209	NXP Semiconductors NV	17,869
707	Twitter, Inc.[i]	20,121

	Total	238,323

Real Estate (0.4%)
600	Crown Castle International Corporation	66,798

	Total	66,798

	Total Common Stock (cost $1,160,896)	1,163,272

Shares	Preferred Stock (3.1%)	Value
Consumer Staples (0.6%)
4,000	CHS, Inc., 6.750%[b,g]	104,920

	Total	104,920

Energy (0.9%)
10,535	Crestwood Equity Partners, LP, 9.250%[g]	101,136
2,650	NuStar Logistics, LP, 9.073%[b]	66,912

	Total	168,048

Financials (1.3%)
2,000	Citigroup Capital XIII, 8.709%[b]	53,700
2,085	Federal National Mortgage Association, 0.000%[g,i]	11,489
70	First Tennessee Bank NA, 3.750%[b,f,g]	53,900
1,300	GMAC Capital Trust I, 8.099%[b]	34,190
2,000	Morgan Stanley, 5.850%[b,g]	50,860
40	Wells Fargo & Company, Convertible, 7.500%[g]	51,635

	Total	255,774

Shares	Preferred Stock (3.1%)	Value
Real Estate (0.3%)
2,313	Colony Capital, Inc., 8.75%[g]	$59,259

	Total	59,259

	Total Preferred Stock (cost $592,167)	588,001

Shares	Collateral Held for Securities Loaned (0.5%)	Value
102,363	Thrivent Cash Management Trust	102,363

	Total Collateral Held for Securities Loaned (cost $102,363)	102,363

Shares or Principal Amount	Short-Term Investments (5.7%)	Value
	Federal Home Loan Bank Discount Notes
100,000	1.980%, 10/24/2018[j,k]	99,865
	Thrivent Core Short-Term Reserve Fund
98,659	2.340%	986,592

	Total Short-Term Investments (cost $1,086,455)	1,086,457

	Total Investments (cost $19,883,484) 101.5%	$19,505,453

	Other Assets and Liabilities, Net (1.5%)	(292,819)

	Total Net Assets 100.0%	$19,212,634

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of September 28, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 28, 2018, the value of these investments was $4,179,903 or 21.8% of total net assets.

g	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
h	All or a portion of the security is on loan.
i	Non-income producing security.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of September 28, 2018

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Multidimensional Income Fund as of September 28, 2018:

Securities Lending Transactions

Taxable Debt Security	$98,325
Total lending	$98,325
Gross amount payable upon return of collateral for securities loaned	$102,363
Net amounts due to counterparty	$4,038

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
H15T30Y	-	U. S. Treasury Yield Curve Rate Treasury Note Constant Maturity 30 Year
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of September 28, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2018, in valuing Multidimensional Income Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	214,113	–	30,371	183,742
Capital Goods	182,281	–	182,281	–
Communications Services	752,304	–	752,304	–
Consumer Cyclical	329,404	–	329,404	–
Consumer Non-Cyclical	435,527	–	435,527	–
Financials	499,234	–	474,171	25,063
Technology	163,890	–	163,890	–
Transportation	74,248	–	74,248	–
Utilities	145,375	–	145,375	–
Long-Term Fixed Income
Asset-Backed Securities	173,978	–	173,978	–
Basic Materials	902,184	–	902,184	–
Capital Goods	525,979	–	525,979	–
Collateralized Mortgage Obligations	638,235	–	638,235	–
Communications Services	1,039,350	–	1,039,350	–
Consumer Cyclical	401,813	–	401,813	–
Consumer Non-Cyclical	607,999	–	607,999	–
Energy	671,025	–	671,025	–
Financials	2,914,363	–	2,820,267	94,096
Mortgage-Backed Securities	480,434	–	480,434	–
Technology	451,267	–	451,267	–
Transportation	3,967	–	3,967	–
Utilities	133,062	–	133,062	–
Registered Investment Companies
Equity Funds/Exchange Traded Funds	1,147,427	1,147,427	–	–
Fixed Income Funds/Exchange Traded Funds	1,771,550	1,771,550	–	–
Common Stock
Consumer Discretionary	145,371	145,371	–	–
Energy	524,823	524,823	–	–
Financials	102,474	102,474	–	–
Health Care	83,114	83,114	–	–
Industrials	2,369	2,369	–	–
Information Technology	238,323	238,323	–	–
Real Estate	66,798	66,798	–	–
Preferred Stock
Consumer Staples	104,920	104,920	–	–
Energy	168,048	168,048	–	–
Financials	255,774	201,874	53,900	–
Real Estate	59,259	59,259	–	–
Short-Term Investments	99,865	–	99,865	–
Subtotal Investments in Securities	$16,510,147	$4,616,350	$11,590,896	$302,901

Other Investments *	Total
Affiliated Registered Investment Companies	1,906,351
Short-Term Investments	986,592
Collateral Held for Securities Loaned	102,363
Subtotal Other Investments	$2,995,306

Total Investments at Value	$19,505,453

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of September 28, 2018

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	7,018	7,018	–	–
Total Asset Derivatives	$7,018	$7,018	$–	$–

Liability Derivatives
Futures Contracts	9,595	9,595	–	–
Total Liability Derivatives	$9,595	$9,595	$–	$–

There were no significant transfers between Levels during the period ended September 28, 2018. Transfers between Levels are identified as of the end of the period.

The following table presents Multidimensional Income Fund’s futures contracts held as of September 28, 2018. Investments and/or cash totaling $99,865 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 5-Yr. U.S. Treasury Note	1	December 2018	$113,472	($995)
CBOT U.S. Long Bond	2	December 2018	289,600	(8,600)
Total Futures Long Contracts			$403,072	($9,595)
CBOT 10-Yr. U.S. Treasury Note	(4)	December 2018	($482,143)	$7,018
Total Futures Short Contracts			($482,143)	$7,018
Total Futures Contracts			($79,071)	($2,577)

Reference Description:

CBOT - Chicago Board of Trade

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Multidimensional Income Fund, is as follows:

Fund	Value 12/31/2017	Gross Purchases	Gross Sales	Shares Held at 9/28/2018	Value 9/28/2018	% of Net Assets 9/28/2018
Affiliated Fixed Income Holdings
Core Emerging Markets Debt	$880	$1,245	$85	206	$1,906	9.9%
Total Affiliated Fixed Income Holdings	880				1,906	9.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	2,025	11,780	12,818	99	987	5.1
Total Affiliated Short-Term Investments	2,025				987	5.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	809	707	102	102	0.5
Total Collateral Held for Securities Loaned	–				102	0.5
Total Value	$2,905				$2,995

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2018 - 9/28/2018
Affiliated Fixed Income Holdings
Core Emerging Markets Debt	$(6)	$(128)	$–	$62
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.340%	–	–	–	26
Total Income from Affiliated Investments				$88
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	1
Total Affiliated Income from Securities Loaned, Net				$1
Total	$(6)	$(128)	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
33

NOTES TO SCHEDULE OF INVESTMENTS

as of September 28, 2018

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments — Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.

The Board has delegated responsibility for daily valuation of the Funds’ securities to the Funds’ investment adviser, Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”). The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Funds’ valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith pursuant to procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.

Valuation of International Securities — The Funds value certain foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service. The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including ADRs, New York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

Foreign Currency Translation — The accounting records of each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.

Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

34

NOTES TO SCHEDULE OF INVESTMENTS

as of September 28, 2018

(unaudited)

For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.

Foreign Denominated Investments — Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Derivative Financial Instruments — Each of the Funds may invest in derivatives. Derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments, are financial instruments whose value is derived from another security, an index or a currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (OTC).

A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/ or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Options — Each of the Funds may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The

35

NOTES TO SCHEDULE OF INVESTMENTS

as of September 28, 2018

(unaudited)

Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

During the period ended September 28, 2018, Diversified Income Plus Fund used treasury options to manage the duration of the Fund versus the benchmark. Options on mortgage backed securities were used to generate income.

Futures Contracts — Each of the Funds may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. A futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

During the period ended September 28, 2018, Diversified Income Plus Fund and Multidimensional Income Fund used treasury futures to manage the duration and yield curve exposure of the respective Fund versus its benchmark.

During the period ended September 28, 2018, Diversified Income Plus Fund used equity futures to manage exposure to the equities market.

Foreign Currency Forward Contracts — In connection with purchases and sales of securities denominated in foreign currencies, all Funds may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and change in unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and a Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund.

Swap Agreements — Each of the Funds may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining

36

NOTES TO SCHEDULE OF INVESTMENTS

as of September 28, 2018

(unaudited)

valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter and in these types of transactions the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps — A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.

37

Item 2. Controls and Procedures

(a) Registrant’s principal executive and principal financial officers have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s principal executive and principal financial officers are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications of registrant’s principal executive and principal financial officers pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: November 21, 2018	THRIVENT MUTUAL FUNDS

	By:	/s/ David S. Royal
David S. Royal
President and Chief Investment Officer (Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 21, 2018	By:	/s/ David S. Royal
David S. Royal
President and Chief Investment Officer (Principal Executive Officer)

Date: November 21, 2018	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer and Principal Accounting Officer (Principal Financial Officer)